UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 01/31/2009

Item 1 – Report to Stockholders

EQUITIES     FIXED INCOME     REAL ESTATE     LIQUIDITY     ALTERNATIVES     BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2009 | UNAUDITED

BlackRock California Investment Quality Municipal Trust Inc. (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock Investment Quality Municipal Income Trust (RFA)

BlackRock Municipal Income Investment Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	JANUARY 31, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses, including the nearly $800 billion economic stimulus plan signed into law just after period end.

The US economy appeared relatively resilient through the first few months of 2008, when rising food and energy prices fueled inflation fears. Mid-summer ushered in dramatic changes— inflationary pressure subsided amid a plunge in commodity prices, while economic pressures intensified in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By year’s end, the National Bureau of Economic Research affirmed that the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively early in the period, resumed that rate-cutting campaign in the fall, with the final reduction in December 2008 bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with the sentiment turning decisively negative toward period end. Declines were significant and broad-based, with little divergence among large- and small-cap stocks. Non-US stocks posted stronger results early on, but quickly lost ground as the credit crisis revealed itself to be global in scope and as the worldwide economic slowdown gathered pace. Overall, aggressive monetary and fiscal policy, combined with the defensiveness of the US, helped domestic equities notch better performance than their non-US counterparts.

In fixed income markets, risk aversion remained the popular theme, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, the municipal bond market was challenged by a dearth of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply, which sent prices lower and yields well above Treasuries. By period end, however, some positive momentum had returned to the municipal space.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of January 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(33.95)%	(38.63)%

Small cap US equities (Russell 2000 Index)	(37.38)	(36.84)

International equities (MSCI Europe, Australasia, Far East Index)	(40.75)	(43.74)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.96	10.64

Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	3.23	2.59

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.70	(0.16)

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(19.07)	(19.72)

*Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of January 31, 2009	BlackRock California Investment Quality Municipal Trust Inc.

Investment Objective

BlackRock California Investment Quality Municipal Trust Inc. (RAA) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal and California income tax consistent with preservation of capital.

Performance

For the six months ended January 31, 2009, the Trust returned (16.55)% based on market price and (7.80)% based on net asset value (“NAV”). For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (18.01)% on a market price basis and (11.97)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The period witnessed a slight tightening in some credit spreads for lower-rated California holdings. Management’s strategic efforts have been aimed at producing a more balanced contribution to the Trust’s total return from its current yield. These efforts have increased the undistributed net interest income balance, as short-term borrowing costs have decreased along with short-term rate cuts by the Fed. The Trust maintained a neutral duration stance throughout the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	RAA
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2009 ($9.70)[1]	5.75%
Tax Equivalent Yield[2]	8.85%
Current Monthly Distribution per Common Share[3]	$0.0465
Current Annualized Distribution per Common Share[3]	$0.5580
Leverage as of January 31, 2009[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$9.70	$11.96	(18.90)%	$12.52	$6.92
Net Asset Value	$11.56	$12.90	(10.39)%	$13.35	$9.88

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

County/City/Special District/School District	26%	26%
State	21	5
Hospitals/Healthcare	14	16
Utilities—Water & Sewer	9	6
Education	9	9
Transportation	6	6
IDA/PCR/Resource Recovery	5	3
Lease Revenue	3	2
Utilities—Irrigation, Resource Recovery, Solid Waste & Other	3	5
Housing	2	5
Utilities—Electric & Gas	2	2
Special Tax	—	10
Tobacco	—	5

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	33%	39%
AA/Aa	37	24
A/A	19	17
BBB/Baa	5	11
B/B	2	4
Not Rated	4	5

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Trust Summary as of January 31, 2009	BlackRock California Municipal Income Trust

Investment Objective

BlackRock California Municipal Income Trust (BFZ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and California income taxes.

Performance

For the six months ended January 31, 2009, the Trust returned (19.93)% based on market price and (10.61)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of (18.01)% on a market price basis and (11.97)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. A neutral duration stance and a relatively high cash equivalent reserve provided some cushion to the Trust’s NAV. Despite this positioning, the NAV was negatively affected by deteriorating prices on some of its zero-coupon holdings, as well as spread widening on assets with weaker monoline insurance wraps. Management’s strategy is to pursue a balanced approach to returns by improving current yield as opportunities arise, while generally keeping duration exposure no higher than neutral.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BFZ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2009 ($10.81)[1]	7.57%
Tax Equivalent Yield[2]	11.65%
Current Monthly Distribution per Common Share[3]	$0.0682
Current Annualized Distribution per Common Share[3]	$0.8184
Leverage as of January 31, 2009[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$10.81	$13.99	(22.73)%	$14.54	$7.36
Net Asset Value	$12.06	$13.98	(13.73)%	$14.30	$10.32

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

County/City/Special District/School District	37%	29%
Hospitals/Healthcare	15	16
Education	12	12
Transportation	9	9
Housing	9	12
State	7	9
IDA/PCR/Resource Recovery	3	3
Utilities—Electric & Gas	3	1
Utilities—Water & Sewer	3	2
Tobacco	1	7
Utilities—Irrigation, Resource Recovery, Solid Waste & Other	1	—

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	27%	33%
AA/Aa	30	22
A	27	24
BBB/Baa	9	11
B	1	1
Not Rated[6]	6	9

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2009 and July 31, 2008, the market value of these securities was $1,889,706, representing 1% and $2,242,216, representing 1%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	5

Trust Summary as of January 31, 2009	BlackRock Florida Municipal 2020 Term Trust

Investment Objective

BlackRock Florida Municipal 2020 Term Trust (BFO) (the “Trust”) seeks to provide current income that is exempt from regular federal income tax and Florida intangible personal property taxes and to return $15.00 per share (the initial public offering price) on or about December 31, 2020.

Performance

For the six months ended January 31, 2009, the Trust returned (5.33)%, based on market price, and (7.71)%, based on NAV. For the same period, the closed-end Lipper Florida Municipal Debt Funds category posted an average return of (5.78)% on a market price basis and (5.87)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s underperformance was driven primarily by a rising yield (and correspondingly falling price) environment for intermediate and long-term municipals during the second half of 2008. An intermediate duration bias mitigated the downward price movement somewhat. The allocation to lower-rated issues also detracted from results as spreads widened during the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange:	BFO
Initial Offering Date:	September 30, 2003
Termination Date (on or about):	December 31, 2020
Yield on Closing Market Price as of January 31, 2009 ($11.51):[1]	5.32%
Tax Equivalent Yield:[2]	8.18%
Current Monthly Distribution per Common Share:[3]	$0.051
Current Annualized Distribution per Common Share:[3]	$0.612
Leverage as of January 31, 2009:[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum Federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributed to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$11.51	$12.50	(7.92)%	$12.97	$8.15
Net Asset Value	$12.71	$14.16	(10.24)%	$14.45	$11.27

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Utilities—Water & Sewer	22%	26%
Education	16	16
County/City/Special District/School District	16	12
IDA/PCR/Resource Recovery	13	15
Hospitals/Healthcare	11	12
Special Tax	8	8
Housing	5	4
Utilities—Irrigation, Resource Recovery, Solid Waste & Other	5	4
Transportation	3	2
Utilities—Electric & Gas	1	1

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	33%	29%
AA/Aa	28	34
A/A	6	7
BBB/Baa	8	9
BB/Ba	2	2
Not Rated[6]	23	19

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2009 and July 31, 2008, the market value of these securities was $10,830,683, representing 10% and $11,848,675, representing 9%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Trust Summary as of January 31, 2009	BlackRock Investment Quality Municipal Income Trust

Investment Objective

BlackRock Investment Quality Municipal Income Trust (RFA) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and to provide an exemption from Florida intangible personal property taxes consistent with preservation of capital.

Performance

Effective September 16, 2008, BlackRock Florida Investment Quality Municipal Trust was renamed BlackRock Investment Quality Municipal Income Trust.

For the six months ended January 31, 2009, the Trust returned (16.70)% based on market price and (13.55)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (12.07)% on a market price basis and (12.78)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the fund performed during the reporting period. Spread products, such as healthcare, housing, tax increment financing and corporate-backed bonds, significantly underperformed as the economic downturn continued to add more stress on the fundamental credit quality for these sectors. The Trust’s exposure to these issues detracted from performance. Also hampering results was exposure to alternative minimum tax bonds, which underperformed as spreads widened out significantly over the past six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	RFA
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2009 ($8.83)[1]	6.05%
Tax Equivalent Yield[2]	9.31%
Current Monthly Distribution per Common Share[3]	$0.0445
Current Annualized Distribution per Common Share[3]	$0.5340
Leverage as of January 31, 2009[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$8.83	$10.93	(19.21)%	$10.93	$6.54
Net Asset Value	$10.32	$12.31	(16.17)%	$12.54	$8.98

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Hospitals/Healthcare	22%	20%
County/City/Special District/School District	16	26
Education	12	10
Utilities—Electric & Gas	11	8
IDA/PCR/Resource Recovery	11	13
Transportation	11	5
Housing	5	10
Utilities—Water & Sewer	5	6
Lease Obligations	3	1
Utilities—Irrigation, Resource Recovery, Solid Waste & Other	3	1
Special Tax	1	—

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	27%	40%
AA/Aa	34	29
A/A	22	4
BBB/Baa	2	9
BB/Ba	2	2
Not Rated[6]	13	16

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2009 and July 31, 2008, the market value of these securities was $620,048, representing 4% and $722,157, representing 3%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	7

Trust Summary as of January 31, 2009	BlackRock Municipal Income Investment Trust

Investment Objective

BlackRock Municipal Income Investment Trust (BBF) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and Florida intangible personal property tax.

Performance

Effective September 16, 2008, BlackRock Florida Municipal Income Trust was renamed BlackRock Municipal Income Investment Trust.

For the six months ended January 31, 2009, the Trust returned (11.47)% based on market price and (12.43)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (12.07)% on a market price basis and (12.78)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the fund performed during the reporting period. A positive contributor to performance was the Trust’s significant overweight in pre-refunded bonds in the one- to five-year maturity range, as the yield curve steepened and short- and intermediate-maturity issues outperformed. Conversely, spread products, such as healthcare, housing, tax increment and corporate-backed bonds, significantly underperformed as the economic downturn continued to add more stress on the fundamental credit quality for these sectors. The Trust’s exposure to these issues detracted from results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BBF
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2009 ($11.65)[1]	7.51%
Tax Equivalent Yield[2]	11.55%
Current Monthly Distribution per Common Share[3]	$0.072875
Current Annualized Distribution per Common Share[3]	$0.874500
Leverage as of January 31, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$11.65	$13.68	(14.84)%	$14.06	$6.18
Net Asset Value	$11.86	$14.08	(15.77)%	$14.35	$10.65

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Hospitals/Healthcare	29%	27%
IDA/PCR/Resource Recovery	15	16
Education	14	12
Utilities—Water & Sewer	14	12
Special Tax	8	7
Transportation	7	5
County/City/Special District/School District	6	10
Utilities—Electric & Gas	5	7
Lease Obligations	1	1
Utilities—Irrigation, Resource Recovery, Solid Waste & Other	1	—
State	—	3

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	24%	25%
AA/Aa	32	30
A/A	13	11
BBB/Baa	12	9
BB/Ba	1	2
Not Rated[6]	18	23

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2009 and July 31, 2008, the market value of these securities was $11,815,068, representing 9% and $13,484,932, representing 9%, respectively, of the Trust’s long-term investments.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Trust Summary as of January 31, 2009	BlackRock New Jersey Investment Quality Municipal Trust Inc.

Investment Objective

BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital.

Performance

For the six months ended January 31, 2009, the Trust returned (18.01)% based on market price and (11.84)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (11.15)% on a market price basis and (9.23)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the fund performed during the reporting period. Spread products, such as healthcare, housing and corporate-backed bonds, significantly underperformed as the economic downturn continued to add more stress on the fundamental credit quality for these sectors. The Trust’s exposure to these issues detracted from performance. Also hampering results was exposure to alternative minimum tax bonds, which underperformed as spreads widened out significantly over the past six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	RNJ
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2009 ($9.50)[1]	6.49%
Tax Equivalent Yield[2]	9.98%
Current Monthly Distribution per Common Share[3]	$0.0514
Current Annualized Distribution per Common Share[3]	$0.6168
Leverage as of January 31, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$9.50	$11.96	(20.57)%	$12.12	$6.95
Net Asset Value	$10.42	$12.20	(14.59)%	$12.47	$9.13

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

IDA/PCR/Resource Recovery	23%	22%
Transportation	22	16
Education	15	15
Housing	12	8
State	8	8
Hospitals/Healthcare	8	15
Utilities—Water & Sewer	8	7
County/City/Special District/School District	2	2
Utilities—Electric & Gas	1	3
Lease Revenue	1	—
Tobacco	—	4

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	32%	24%
AA/Aa	18	29
A/A	21	16
BBB/Baa	19	14
B/B	3	4
Not Rated	7	13

[5]	Using the higher or S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	9

Trust Summary as of January 31, 2009	BlackRock New Jersey Municipal Income Trust

Investment Objective

BlackRock New Jersey Municipal Income Trust (BNJ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New Jersey gross income tax.

Performance

For the six months ended January 31, 2009, the Trust returned (8.96)% based on market price and (14.15)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (11.15)% on a market price basis and (9.23)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the fund performed during the reporting period. Spread products, such as health-care and housing bonds, significantly underperformed as the economic downturn continued to add more stress on the fundamental credit quality for these sectors. The Trust’s exposure to these issues detracted from performance. Also hampering results was exposure to alternative minimum tax bonds, which underperformed as spreads widened out significantly over the past six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BNJ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2009 ($13.22)[1]	7.04%
Tax Equivalent Yield[2]	10.83%
Current Monthly Distribution per Common Share[3]	$0.0776
Current Annualized Distribution per Common Share[3]	$0.9312
Leverage as of January 31, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$13.22	$15.09	(12.39)%	$15.18	$9.71
Net Asset Value	$11.69	$14.15	(17.39)%	$14.51	$10.41

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Housing	25%	22%
Hospitals/Healthcare	20	23
IDA/PCR/Resource Recovery	17	17
Transportation	14	15
Education	9	8
Lease Obligations	8	6
State	3	3
Utilities—Electric & Gas	2	2
County/City/Special District/School District	1	3
Utilities—Water & Sewer	1	1

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	30%	32%
AA/Aa	15	12
A/A	30	26
BBB/Baa	13	18
B/B	3	3
Not Rated	9	9

[5]	Using the higher of S&P’s or Moody’s ratings.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Trust Summary as of January 31, 2009	BlackRock New York Investment Quality Municipal Trust Inc.

Investment Objective

BlackRock New York Investment Quality Municipal Trust Inc. (RNY) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal, New York State and New York City income tax consistent with preservation of capital.

Performance

For the six months ended January 31, 2009, the Trust returned (11.90)% based on market price and (7.39)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (15.16)% on a market price basis and (12.83)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Fund performance was positively influenced by an average distribution rate and an overweight exposure to pre-refunded and education-related bonds. Negative impacts on performance came from overweights in corporate credits, housing bonds and healthcare bonds, and from underweights in tax-backed and transportation bonds. The Trust’s overweight in bonds with maturities greater than 20 years detracted overall, but benefited performance toward the end of the period. Fortunately, management avoided selling these holdings when values were distressed, which would have locked in their underperformance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	RNY
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of January 31, 2009 ($10.93)[1]	6.39%
Tax Equivalent Yield[2]	9.83%
Current Monthly Distribution per Common Share[3]	$0.0582
Current Annualized Distribution per Common Share[3]	$0.6984
Leverage as of January 31, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$10.93	$12.83	(14.81)%	$13.09	$7.48
Net Asset Value	$11.91	$13.30	(10.45)%	$13.64	$10.21

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Education	17%	16%
County/City/Special District/School District	16	17
State	14	12
Utilities—Water & Sewer	13	12
Transportation	12	12
Hospitals/Healthcare	10	12
IDA/PCR/Resource Recovery	8	9
Housing	8	8
Tobacco	2	2

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	34%	36%
AA/Aa	33	37
A/A	18	9
BBB/Baa	5	8
BB/Ba	2	1
B/B	7	7
Not Rated	1	2

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	11

Trust Summary as of January 31, 2009	BlackRock New York Municipal Income Trust

Investment Objective

BlackRock New York Municipal Income Trust (BNY) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New York State and New York City personal income taxes.

Performance

For the six months ended January 31, 2009, the Trust returned (21.70)% based on market price and (12.49)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (15.16)% on a market price basis and (12.83)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. Fund performance was positively influenced by an average distribution rate and an overweight exposure to pre-refunded and education-related bonds. Negative impacts on performance came from overweights in corporate credits and housing bonds. The Trust’s overweight in bonds with maturities greater than 18 years detracted overall, but benefited performance toward the end of the period. Fortunately, management avoided selling these holdings when values were distressed, which would have locked in their underperformance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BNY
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2009 ($11.50)[1]	7.86%
Tax Equivalent Yield[2]	12.09%
Current Monthly Distribution per Common Share[3]	$0.075339
Current Annualized Distribution per Common Share[3]	$0.904068
Leverage as of January 31, 2009[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$11.50	$15.26	(24.64)%	$15.41	$7.75
Net Asset Value	$11.69	$13.88	(15.78)%	$14.21	$9.95

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Transportation	17%	19%
County/City/Special District/School District	18	18
State	17	16
Education	12	12
Housing	10	8
IDA/PCR/Resource Recovery	8	8
Utilities—Water & Sewer	8	8
Tobacco	5	6
Hospitals/Healthcare	2	2
Utilities—Electric & Gas	2	3
Utilities—Irrigation, Resource Recovery, Solid Waste & Other	1	—

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	31%	30%
AA/Aa	25	31
A/A	24	17
BBB/Baa	13	15
BB/Ba	1	1
B/B	5	5
Not Rated	1	1

[5]	Using the higher of S&P’s or Moody’s ratings.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2009

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, certain Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the Trust’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors also influence the value of portfolio investments. In contrast, the redemption value of the Trust’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

Certain Trusts may also, from time to time leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect the Trusts’ NAVs per share.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Trusts may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Trusts to incur losses. The use of leverage may limit the Trusts’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Trust. The Trusts will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2009, the following Trusts had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

BlackRock California Investment Quality Municipal Trust Inc.	38%
BlackRock California Municipal Income Trust	42%
BlackRock Florida Municipal 2020 Term Trust	40%
BlackRock Investment Quality Municipal Income Trust	40%
BlackRock Municipal Income Investment Trust	41%
BlackRock New Jersey Investment Quality Municipal Trust Inc.	41%
BlackRock New Jersey Income Trust	41%
BlackRock New York Investment Quality Municipal Trust Inc.	39%
BlackRock New York Municipal Income Trust	42%

Derivative Instruments

The Trusts may invest in various derivative instruments, including swap agreements and futures, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	13

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock California Investment Quality Municipal Trust Inc. (RAA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—130.2%

County/City/Special District/School District—30.7%
Los Alamitos, California, Unified School District, GO (School Facilities Improvement Project Number 1), 5.50%, 8/01/33	$250	$255,010

Los Angeles, California, Community College District, GO, Series F-1, 5%, 8/01/33	335	323,526

Los Angeles County, California, Community Facilities District Number 3, Special Tax Refunding Bonds (Improvement Area A), Series A, 5.50%, 9/01/14 (b)	1,000	1,013,170

San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series D, 5%, 8/01/32	250	243,263

Santa Cruz County, California, Redevelopment Agency, Tax Allocation Bonds (Live Oak/Soquel Community Improvement Project Area), Series A, 7%, 9/01/36	100	100,809

Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (b)	500	474,750

Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (b)	750	694,215

Vacaville, California, Unified School District, GO (Election of 2001), 5%, 8/01/30 (a)	500	469,900

		3,574,643

Education—8.5%
California Educational Facilities Authority Revenue Bonds (Stanford University), Series Q, 5.25%, 12/01/32	500	508,520

California Infrastructure and Economic Development Bank, Revenue Refunding Bonds (The Salvation Army— Western Territory), 5%, 9/01/27 (g)	500	485,835

		994,355

Hospitals/HealthCare—21.2%
California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25%, 11/15/46	500	422,735

California Health Facilities Financing Authority, Revenue Refunding Bonds (Providence Health and Services), Series C, 6.50%, 10/01/38	250	256,830

California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	250	219,890

California Statewide Communities Development Authority, Revenue Refunding Bonds:
(Kaiser Hospital Asset Management, Inc.), Series C, 5.25%, 8/01/31	500	430,330
(Kaiser Permanente), Series A, 5%, 4/01/31	500	416,095

San Bernardino County, California, Special Tax Bonds (Community Facilities District Number 2002-1), 5.90%, 9/01/33	1,000	721,630

		2,467,510

Municipal Bonds	Par (000)	Value

California (continued)

Housing—3.8%
California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A, 5.40%, 12/01/36 (d)(e)(f)	$475	$443,878

IDA/PCR/Resource Recovery—7.4%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series A-2, 5.40%, 4/01/25	500	380,170

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT:
Series B, 5%, 12/01/27	320	258,429
Series D, 5%, 12/01/27	275	222,087

		860,686

State—30.2%
California State Department of Water Resources, Power Supply Revenue Refunding Bonds, Sub-Series F-5, 5%, 5/01/22	250	260,202

California State, GO, 5.75%, 3/01/19	40	40,122

California State, GO, Refunding, 5%, 9/01/32	1,000	913,750

California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series H, 5%, 11/01/31	500	430,565

California State University, Systemwide Revenue Refunding Bonds, Series C, 5%, 11/01/38 (a)	625	574,312

Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/35	285	268,279

Tobacco Securitization Authority of Southern California, Asset-Backed Revenue Bonds, Senior Series A, 5.625%, 6/01/12 (c)	900	1,028,880

		3,516,110

Transportation—8.4%
Los Angeles, California, Department of Airports, Airport Revenue Refunding Bonds (Ontario International Airport), AMT, Series A, 5%, 5/15/26 (a)	510	441,686

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series B, 7.50%, 12/01/24	500	358,670

San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	175	182,697

		983,053

Utilities—Electric & Gas—2.5%
Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	250	236,513

Southern California Public Power Authority, Transmission Project Revenue Refunding Bonds, 5.50%, 7/01/20 (a)	40	40,098

		276,611

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
PILOT	Payment in Lieu of Taxes
S/F	Single-Family
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock California Investment Quality Municipal Trust Inc. (RAA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—3.9%
Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (g)	$500	$457,540

Utilities—Water & Sewer—13.6%
Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series O, 5%, 10/01/24 (g)	600	618,042

Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5%, 7/01/35 (b)	500	480,845

San Diego, California, Public Facilities Financing Authority, Water Revenue Refunding Bonds, Series A, 5.25%, 8/01/38	500	485,405

		1,584,292

Total Municipal Bonds in California		15,158,678

Puerto Rico—11.2%

County/City/Special District/School District—7.1%
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (c)	745	826,540

Education—4.1%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	700	478,345

Total Municipal Bonds in Puerto Rico		1,304,885

Total Municipal Bonds—141.4%		16,463,563

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

California—4.1%

Lease Obligations—4.1%
Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	$495	$477,013

Total Municipal Bonds Transferred to Tender Option Bond Trusts—4.1%		477,013

Total Long-Term Investments (Cost—$18,255,774)—145.5%		16,940,576

Short-Term Securities

California—4.3%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 2/05/09 (a)(i)	500	500,000

	Shares

Money Market Funds—10.6%

CMA California Municipal Money Fund, 0.18% (j)(k)	1,236,964	1,236,964

Total Short-Term Securities (Cost—$1,736,964)—14.9%		1,736,964

Total Investments (Cost—$19,992,738*)—160.4%		18,677,540

Other Assets Less Liabilities—1.1%		124,800

Liabilities for Trust Certificates, Including Interest Expense and Fees Payable—(2.9)%		(331,730)

Preferred Shares, at Redemption Value—(58.6)%		(6,825,558)

Net Assets Applicable to Common Shares—100.0%		$11,645,052

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,653,546

Gross unrealized appreciation	$511,421
Gross unrealized depreciation	(1,817,136)

Net unrealized depreciation	$(1,305,715)

(a)	MBIA Insured.
(b)	FSA Insured.
(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	FHLMC Collateralized.
(e)	FNMA Collateralized.
(f)	GNMA Collateralized.
(g)	AMBAC Insured.
(h)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(i)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(j)	Represents the current yield as of report date.
(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	704,828	$5,020

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$1,236,964
Level 2	17,440,576
Level 3	—

Total	$18,677,540

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	15

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—117.8%

County/City/Special District/School District—41.8%
Chino Basin, California, Desalter Authority, Revenue Refunding Bonds, Series A, 5%, 6/01/35 (i)	$5,275	$4,861,809

Elk Grove, California, Unified School District, Special Tax Bonds (Community Facilities District Number 1) (a)(b):
5.598%, 12/01/29	7,485	1,786,969
5.599%, 12/01/30	7,485	1,657,029
5.599%, 12/01/31	7,485	1,533,527

Huntington Beach, California, Union High School District, GO (Election of 2004), 5.019%, 8/01/33 (b)(c)(d)	5,000	1,066,250

Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project):
5.90%, 6/01/27	2,855	2,160,350
6%, 6/01/35	5,140	3,689,184

Live Oak Unified School District, California, GO (Election of 2004), Series B (b)(e)(f):
5.588%, 8/01/18	985	296,436
5.599%, 8/01/18	1,030	292,839
5.609%, 8/01/18	1,080	290,012
5.618%, 8/01/18	1,125	285,289
5.629%, 8/01/18	1,175	281,318
5.639%, 8/01/18	1,230	277,992
5.649%, 8/01/18	1,285	274,090
5.659%, 8/01/18	1,340	269,702
5.669%, 8/01/18	1,400	265,832
5.679%, 8/01/18	1,465	262,381

Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Refunding Bonds, Series B, 5%, 9/01/38	4,000	3,638,800

Modesto, California, Irrigation District, COP, Series B, 5.50%, 7/01/35	3,300	3,041,577

Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Los Medanos Community Development Project), Series A, 6.50%, 9/01/28	2,500	2,469,850

Rancho Cucamonga, California, Community Facilities District, Special Tax Bonds, Series A, 6.50%, 9/01/33	4,000	3,096,280

Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Bonds (Rancho Redevelopment Project), 5.125%, 9/01/30 (c)	15,500	13,665,110

San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (g)	6,040	5,825,701

San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project):
6.25%, 8/01/33	6,500	5,245,045
Series B, 6.125%, 8/01/31	1,775	1,427,065

San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series D, 5%, 8/01/32	2,875	2,797,519

Santa Ana, California, Unified School District, GO (Election of 2008), Series A, 5.125%, 8/01/33	8,000	7,557,760

Santa Cruz County, California, Redevelopment Agency, Tax Allocation Bonds (Live Oak/Soquel Community Improvement Project Area), Series A, 7%, 9/01/36	1,200	1,209,708

Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (g)	2,500	2,373,750

Torrance, California, Unified School District, GO, (Election of 2008 - Measure Z), 6%, 8/01/33	2,500	2,610,900

Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	2,245	1,889,706

		76,399,780

Municipal Bonds	Par (000)	Value

California (continued)

Education—8.3%
California Educational Facilities Authority Revenue Bonds (Stanford University), Series Q, 5.25%, 12/01/32	$2,000	$2,034,080

California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute Project), 5.25%, 10/01/34	15,250	13,103,410

		15,137,490

Hospitals/HealthCare—22.7%
California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25%, 11/15/46	5,000	4,227,350

California Infrastructure and Economic Development Bank Revenue Bonds (Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	13,500	12,082,365

California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West):
Series B, 5.50%, 7/01/30	3,000	2,668,230
Series E, 5.50%, 7/01/31	2,000	1,759,120

California Statewide Communities Development Authority Revenue Bonds (Daughters of Charity National Health System), Series A, 5.25%, 7/01/30	4,000	2,577,760

California Statewide Communities Development Authority Revenue Bonds (Sutter Health), Series B, 5.625%, 8/15/42	10,000	9,062,000

Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6%, 8/01/12 (e)	7,700	9,088,310

		41,465,135

Housing—3.4%
San Jose, California, M/F Housing Revenue Bonds (Villages Parkway Senior Apartments Housing Project), AMT, Series D, 5.50%, 4/01/34 (h)	3,595	3,398,354

Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds, AMT, Series A:
(John Burns Gardens Apartments Project), 5.85%, 8/01/31	1,715	1,656,793
(Rivertown Apartments Project), 6%, 8/01/41	1,235	1,193,949

		6,249,096

IDA/PCR/Resource Recovery—5.1%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series C 5.125%, 11/01/23	2,290	1,712,508

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT:
Series B, 5%, 12/01/27	5,065	4,090,443
Series D, 5%, 12/01/27	4,395	3,549,358

		9,352,309

State—10.0%
California State Department of Water Resources, Power Supply Revenue Refunding Bonds, Sub-Series F-5, 5%, 5/01/22	15,300	15,924,393

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (e)	2,000	2,375,880

		18,300,273

Tobacco—1.7%
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Series A, 5.875%, 6/01/43	5,000	3,138,350

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Transportation—14.1%
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds:
5.875%, 7/15/26 (j)	$5,000	$4,412,800
6.092%, 1/15/33 (b)	5,000	546,050
6.093%, 1/15/34 (b)	5,000	497,850
6.176%, 1/15/35 (b)	13,445	1,205,479
6.095%, 1/15/38 (b)	1,000	67,480
5.75%, 1/15/40	10,030	7,484,286

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series C, 7.50%, 12/01/24	4,110	2,948,267

Port of Oakland, California, Revenue Refunding Bonds, Intermediate Lien, AMT, Series A, 5%, 11/01/27 (c)	5,850	4,726,800

San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	3,775	3,941,024

		25,830,036

Utilities—Electric & Gas—4.7%
Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	8,355	7,904,248

Richmond, California, Wastewater Revenue Bonds, 5.753%, 8/01/31 (b)(d)(k)	1,905	605,352

		8,509,600

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series C 6.75%, 12/01/27	2,475	2,459,185

Utilities—Water & Sewer—4.6%
Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds (Calleguas Municipal Water District Project), Series A, 5.125%, 7/01/32 (c)(d)	5,475	5,247,897

Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Series A:
5.375%, 7/01/34	1,400	1,410,108
5.375%, 7/01/38	1,800	1,807,470

		8,465,475

Total Municipal Bonds in California		215,306,729

Multi-State—10.7%

Housing—10.7%
Charter Mac Equity Issuer Trust (l)(m):
6.30%, 6/30/49	7,000	7,082,670
6.80%, 11/30/50	4,000	4,165,240

MuniMae TE Bond Subsidiary LLC (l)(m):
6.30%, 6/30/49	7,000	5,966,940
6.80%, 6/30/50	3,000	2,295,630

Total Municipal Bonds in Multi-State		19,510,480

Total Municipal Bonds—128.5%		234,817,209

Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Par (000)	Value

California—24.4%

County/City/Special District/School District—14.0%
Mount San Antonio Community College District, California, GO (Election of 2001), Series C, 5%, 9/01/31 (g)	$10,770	$10,513,136

Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125%, 8/01/37 (c)	5,550	5,447,991

Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	10,000	9,642,319

		25,603,446

Education—10.4%
California Educational Facilities Authority Revenue Bonds (Stanford University), Series Q, 5.25%, 12/01/32	10,000	10,170,483

San Diego, California, Community College District, GO (Election of 2006), 5%, 8/01/32 (g)	9,000	8,733,690

		18,904,173

Total Municipal Bonds Transferred to Tender Option Bond Trusts—24.4%		44,507,619

Total Long-Term Investments (Cost—$308,216,110)—152.9%		279,324,828

Short-Term Securities

California—11.5%

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series P, 8.50%, 2/04/09 (c)(o)	15,000	15,000,000

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 2/05/09 (c)(o)	6,000	6,000,000

		21,000,000

	Shares

Money Market Funds—8.6%

CMA California Municipal Money Fund, 0.18% (p)(q)	15,725,811	15,725,811

Total Short-Term Securities (Cost—$36,725,811)—20.1%		36,725,811

Total Investments (Cost—$344,941,921*)—173.0%		316,050,639
Liabilities in Excess of Other Assets—(1.6)%		(2,969,320)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(16.2)%		(29,498,760)
Preferred Shares, at Redemption Value—(55.2)%		(100,908,022)

Net Assets Applicable to Common Shares—100.0%		$182,674,537

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	17

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$314,782,495

Gross unrealized appreciation	$3,362,561
Gross unrealized depreciation	(31,379, 413)

Net unrealized depreciation	$(28,016,852)

(a)	AMBAC Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	MBIA Insured.
(d)	FGIC Insured.
(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	XL Capital Insured.
(g)	FSA Insured.
(h)	FNMA Collateralized.
(i)	Assured Guaranty Insured.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Security is collateralized by Municipal or US Treasury Obligations.
(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(n)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(o)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	(1,730,325)	$68,948

(q)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$15,725,811
Level 2	300,324,828
Level 3	—

Total	$316,050,639

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida—142.9%

County/City/Special District/School District—25.0%
Florida State Board of Education, GO (Public Education Capital Outlay), Series J, 5%, 6/01/24 (d)	$6,150	$6,317,526

Florida State Board of Education, Lottery Revenue Bonds, Series B, 5%, 7/01/23	2,000	2,007,980

Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds Sub-Series A, 5.307%, 10/01/19 (b)(g)	5,365	2,834,008

Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43):
6.10%, 8/01/11 (c)	2,735	3,016,732
6.10%, 8/01/21	550	481,751

Northern Palm Beach County Improvement District, Florida, Water Control and Improvement, Revenue Refunding Bonds (Unit of Development Number 43), Series B (f):
4.50%, 8/01/22	1,000	627,300
5%, 8/01/31	1,000	559,030

Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds, 6.375%, 5/01/13	2,425	1,849,257

		17,693,584

Education—16.5%
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/22 (a)	2,500	2,613,275

Hillsborough County, Florida, School Board, COP, 5%, 7/01/27 (b)	1,000	937,010

Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami), Series A, 5.0%, 4/01/14 (c)(d)	2,695	3,122,427

Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/21 (e)	4,000	4,248,680

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/22 (d)	725	762,352

		11,683,744

Hospitals/HealthCare—17.2%
Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (d)	526	550,105

Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25%, 6/01/26	2,500	1,915,000

Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/22	1,500	1,371,375

Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/22	1,500	976,560

Marion County, Florida, Hospital District, Revenue Refunding Bonds (Munroe Regional Health System), 5%, 10/01/22	1,500	1,296,870

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	1,310	994,591

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (c)	4,450	5,047,546

		12,152,047

Municipal Bonds	Par (000)	Value

Florida (continued)

Housing—4.3%
Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 2, 4.70%, 7/01/22 (h)(i)(j)	$2,325	$2,131,374

Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series A-1, 5.625%, 10/01/39 (h)(i)(j)	980	926,071

		3,057,445

IDA/PCR/Resource Recovery—19.5%
Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds (International Paper Company Projects), AMT, Series A, 5.75%, 11/01/27	4,000	2,507,960

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project):
5.50%, 10/01/23	1,955	1,520,208
Series A, 5.65%, 5/15/18	1,000	1,015,870
Series B, 5.15%, 9/01/25	500	494,620

Sterling Hill Community Development District, Florida, Capital Improvement Revenue Refunding Bonds, Series A, 6.10%, 5/01/23	4,285	3,664,275

Tolomato Community Development District, Florida, Special Assessment Bonds, 6.375%, 5/01/17	1,300	1,051,063

Village Center Community Development District, Florida, Recreational Revenue Bonds, Sub-Series A, 6.35%, 1/01/18	2,000	1,869,440

Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6%, 5/01/22	1,370	1,175,419

Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	1,000	500,910

		13,799,765

Special Tax—12.2%
Florida Municipal Loan Council Revenue Bonds, CABS, Series A, 5.155%, 4/01/20 (b)(g)	4,000	2,247,080

Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.625%, 10/01/32 (b)(g)	7,560	1,455,225

Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds Sub-Series A, 5.282%, 10/01/20 (b)(g)	10,000	4,881,900

		8,584,205

Transportation—4.4%
Lee County, Florida, Transportation Facilities Revenue Refunding Bonds, Series B, 5%, 10/01/22 (d)	3,000	3,087,750

Utilities—Electric & Gas—1.5%
Marco Island, Florida, Utility System Revenue Bonds 5.25%, 10/01/21 (b)	1,000	1,043,610

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—7.2%
Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%, 10/01/23 (b)	5,000	5,095,250

Utilities—Water & Sewer—35.1%
Crossings at Fleming Island Community Development District, Florida, Utility Revenue Bonds, 6.75%, 10/01/09 (c)	4,400	4,652,912

Deltona, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (b)	1,095	1,102,621

Lakeland, Florida, Water and Wastewater Revenue Refunding Bonds, 5%, 10/01/27	1,000	995,130

Marco Island, Florida, Utility System Revenue Bonds (b):
5%, 10/01/22	2,000	2,049,180
5%, 10/01/23	1,375	1,397,206

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	19

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)

Utilities—Water & Sewer (concluded)
Palm Coast, Florida, Utility System Revenue Bonds (b):
5%, 10/01/22	$1,770	$1,773,168
5%, 10/01/23	1,485	1,466,675
5%, 10/01/24	1,500	1,449,300

Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	1,165	876,569

Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B (a):
5%, 10/01/22	1,975	2,026,923
5%, 10/01/23	1,180	1,201,039

Tohopekaliga, Florida, Water Authority, Utility System Revenue Refunding Bonds, Series A (a):
5%, 10/01/21	3,630	3,770,481
5%, 10/01/23	2,000	2,035,660

		24,796,864

Total Municipal Bonds in Florida		100,994,264

U.S. Virgin Islands—1.3%

County/City/Special District/School District—1.3%
Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa Refinery), AMT, 4.70%, 7/01/22	1,500	933,540

Total Municipal Bonds in the US Virgin Islands		933,540

Total Municipal Bonds—144.2%		101,927,804

Municipal Bonds Transferred to Tender Option Bond Trusts (k)	Par (000)	Value

Florida—12.5%

Education—8.8%
Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5%, 8/01/28 (a)	$6,510	$6,198,366

Housing—3.7%
Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (h)(i)(j)	1,500	1,602,555

Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.9, 9/01/40 (h)(i)(j)	1,001	990,626

		2,593,181

Total Municipal Bonds Transferred to Tender Option Bond Trusts—12.5%		8,791,547

Total Long-Term Investments (Cost—$119,384,407)—156.7%		110,719,351

Short-Term Securities	Shares

Money Market Funds—8.9%
CMA Florida Municipal Money Fund, 0.11% (l)(m)	6,318,290	6,318,290

Total Short-Term Securities (Cost—$6,318,290)—8.9%		6,318,290

Total Investments (Cost—$125,702,697*)—165.6%		117,037,641
Other Assets Less Liabilities—1.9%		1,354,054
Liabilities for Trust Certificates, Including Interest Expense and Fees Payable—(6.8)%		(4,809,684)
Preferred Shares, at Redemption Value—(60.7)%		(42,905,389)

Net Assets Applicable to Common Shares—100.0%		$70,676,622

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$120,879,205

Gross unrealized appreciation	$1,634,572
Gross unrealized depreciation	(10,231,762)

Net unrealized depreciation	$(8,597,190)

(a)	FSA Insured.
(b)	MBIA Insured.
(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Assured Guaranty Insured.
(f)	ACA Insured.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	FHLMC Collateralized.
(i)	FNMA Collateralized.
(j)	GNMA Collateralized.
(k)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(l)	Represents the current yield as of report date.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	5,915,744	$17,712

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$6,318,290
Level 2	110,719,351
Level 3	—

Total	$117,037,641

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—4.5%

Transportation—4.5%
San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	$500	$521,990

District of Columbia—2.6%

Utilities—Water & Sewer—2.6%
District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.50%, 10/01/39	300	300,198

Florida—85.4%

County/City/Special District/School District—14.0%
Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80%, 11/01/12	500	300,100

Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.647%, 10/01/31 (d)(e)	5,000	1,040,450

New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	250	100,260

Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	245	188,863

		1,629,673

Education—9.8%
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Flagler College, Inc. Project), 5.25%, 11/01/36 (a)	555	431,185

Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/30 (b)	250	240,685

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/37 (c)	500	467,625

		1,139,495

Hospitals/Healthcare—26.0%
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (f)	475	416,314

Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/32	400	217,332

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	230	174,623

Miami, Florida, Health Facilities Authority, Health System Revenue Bonds (Catholic Health East), Series C, 5.125%, 11/15/24	750	659,835

Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	105	76,140

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), 5.70%, 7/01/26	95	62,521

Orange County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Orlando Regional Healthcare), Series B, 5.25%, 12/01/29 (f)	275	254,631

Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (g)	1,000	1,165,180

		3,026,576

Housing—1.9%
Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90%, 10/01/39 (h)(i)(j)	220	222,154

Municipal Bonds	Par (000)	Value

Florida (concluded)

IDA/PCR/Resource Recovery—16.9%
Arborwood Community Development District, Florida, Capital Improvement Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%, 5/01/14	$225	$181,462

Capital Region Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	125	86,424

Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds (International Paper Company Projects), AMT, Series A, 5%, 8/01/26	240	138,965

Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	250	163,235

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series A, 5.65%, 5/15/18	150	152,380

Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (b)	550	513,194

Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	390	184,614

Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	250	169,525

Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (d)	450	374,040

		1,963,839

Lease Obligations—1.6%
Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	265	184,371

Transportation—5.8%
Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (b)	280	237,868

Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (b)	200	182,738

Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.50%, 10/01/41 (f)	300	252,375

		672,981

Utilities—Electric & Gas—5.6%
Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/31 (d)	700	652,337

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—1.8%
Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25%, 11/01/20 (k)(l)	170	211,080

Utilities—Water & Sewer—2.0%
Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.393%, 6/01/32 (c)(e)	1,000	235,320

Total Municipal Bonds in Florida		9,937,826

Georgia—4.6%

Utilities—Electric & Gas—4.6%
Municipal Electric Authority of Georgia, Revenue Refunding Bonds (General Resolution Projects), Sub-Series D, 6%, 1/01/23	500	540,295

Illinois—4.3%

Hospitals/Healthcare—2.1%
Illinois State Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group Project), Series A, 7.25%, 11/01/30	250	250,478

Transportation—2.2%
Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	250	254,038

Total Municipal Bonds in Illinois		504,516

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	21

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts—4.3%

Education—4.3%
Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5.50%, 5/01/39	$250	$243,510

Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Tufts University), 5.375%, 8/15/38	250	253,440

Total Municipal Bonds in Massachusetts		496,950

Michigan—5.1%

Hospitals/Healthcare—2.9%
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	325	332,072

Lease Obligations—2.2%
Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6%, 10/15/38	250	256,820

Total Municipal Bonds in Michigan		588,892

Nevada—4.6%

County/City/Special District/School District—4.6%
Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	500	529,850

New York—6.5%

Special Tax—2.0%
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	250	238,400

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—2.2%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	250	259,228

Utlitities—Water & Sewer—2.3%
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	250	262,563

Total Municipal Bonds in New York		760,191

Oklahoma—1.4%

Housing—1.4%
Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, 5.25%, 12/01/38 (i)	199	164,228

South Carolina—4.4%

Utilities—Electric & Gas—4.4%
South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	500	511,100

Texas—6.6%

Hospitals/Healthcare—2.2%
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	250	260,825

Transportation—4.4%
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (b)	500	510,585

Total Municipal Bonds in Texas		771,410

Virginia—2.4%

Education—2.4%
Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	250	275,973

Municipal Bonds	Par (000)	Value

Puerto Rico—2.3%

County/City/Special District/School District—2.3%
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (g)	$240	$266,268

Total Municipal Bonds—139.0%		16,169,687

Municipal Bonds Transferred to Tender Option Bond Trusts (m)

Florida—8.2%

County/City/Special District/School District—2.0%
Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90, 9/01/40 (h)(i)(j)	240	237,750

Housing—4.5%
Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (h)(i)(j)	495	528,843

Utilities—Electric & Gas—1.7%
Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	210	192,662

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Florida		959,255

Illinois—3.7%

Education—3.7%
Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25, 7/01/38	400	429,712

Total Municipal Bonds Transferred to Tender Option Bond Trusts—11.9%		1,388,967

Total Long-Term Investments (Cost—$19,499,470)—150.9%		17,558,654

Short-Term Securities

California—4.3%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 2/05/09 (d)(n)	500	500,000

Pennsylvania—1.7%

Philadelphia, Pennsylvania, GO, Refunding, VRDN, Series B, 3.75%, 2/05/09 (f)(n)	200	200,000

	Shares

Money Market Funds—11.4%

CMA Florida Municipal Money Fund, 0.11% (o)(p)	1,328,809	1,328,809

Total Short-Term Securities (Cost—$2,028,809)—17.4%		2,028,809

Total Investments (Cost—$21,528,279*)—168.3%		19,587,463
Liabilities in Excess of Other Assets—(0.6)%		(65,487)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(6.5)%		(760,206)
Preferred Shares, at Redemption Value—(61.2)%		(7,126,314)

Net Assets Applicable to Common Shares—100.0%		$11,635,456

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$20,795,718

Gross unrealized appreciation	$563,073
Gross unrealized depreciation	(2,526,478)

Net unrealized depreciation	$(1,963,405)

(a)	XL Capital Insured.
(b)	Assured Guaranty Insured.
(c)	AMBAC Insured.
(d)	MBIA Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	FSA Insured.
(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	FHLMC Collateralized.
(i)	GNMA Collateralized.
(j)	FNMA Collateralized.
(k)	Security is collateralized by Municipal or US Treasury Obligations.
(l)	FGIC Insured.
(m)

Securities represent underlying bonds transferred to a tender option bond trust in which exchange for the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(n)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	809,546	$10,153

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$1,328,809
Level 2	18,258,654
Level 3	—

Total	$19,587,463

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	23

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia—2.3%

Utilities—Water & Sewer—2.3%
District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.50%, 10/01/39	$1,800	$1,801,188

Florida—120.9%

County/City/Special District/School District—5.8%
Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80%, 11/01/12	1,000	600,200

Laguna Lakes Community Development District, Florida, Special Assessment Revenue Refunding Bonds, Series A, 6.40%, 5/01/13 (g)	1,575	1,879,857

Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Sub-Series A, 5.532%, 10/01/19 (b)(f)	2,595	1,370,783

Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	985	759,307

		4,610,147

Education—15.0%
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (a)	1,700	1,606,143

Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds (Capital Projects Loan Program), Senior Series F-1, 5%, 10/01/31 (b)	2,800	2,103,668

Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/30 (c)	1,160	1,116,778

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/27 (d)	1,000	1,000,630

Tampa, Florida, Revenue Bonds (University of Tampa Project), 5.625%, 4/01/32 (e)	5,500	4,430,250

Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Bonds (Embry-Riddle Aeronautical University Project), Series A, 5.75%, 10/15/29	2,000	1,641,900

		11,899,369

Hospitals/HealthCare—33.7%
Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (d)	744	777,464

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (g)	5,000	5,565,950

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (a)	2,280	1,998,306

Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/32	1,430	776,962

Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%, 4/01/32 (d)	1,000	733,180

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	1,565	1,188,195

Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	655	474,967

Municipal Bonds	Par (000)	Value

Florida (continued)

Hospitals/HealthCare (concluded)
Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), 5.70%, 7/01/26	$600	$394,872

Orange County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Orlando Regional Healthcare), Series B, 5.25%, 12/01/29 (a)	1,200	1,111,116

South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Health System Obligation Group), 5.25%, 2/01/13 (g)	12,000	13,709,760

		26,730,772

IDA/PCR/Resource Recovery—24.4%
Beacon Tradeport Community Development District, Florida, Special Assessment Revenue Refunding Bonds (Commercial Project), Series A, 5.625%, 5/01/32 (e)	7,705	5,798,706

Capital Region Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	640	442,489

Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	1,500	979,410

Heritage Harbour South Community Development District, Florida, Capital Improvement Special Assessment Bonds, Series A, 6.50%, 5/01/34	1,610	1,282,751

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project):
5.50%, 10/01/23	1,450	1,127,520
Series A, 5.65%, 5/15/18	900	914,283

Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5%, 10/01/29 (d)	1,300	1,155,518

Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (c)	1,000	933,080

Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	580	274,555

Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	1,250	847,625

Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (b)	1,795	1,492,004

Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A:
6%, 5/01/22	2,735	2,346,548
6.50%, 5/01/33	1,325	1,238,809

Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	1,000	500,910

		19,334,208

Lease Obligations—1.4%
Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	1,620	1,127,099

Special Tax—10.5%
Miami-Dade County, Florida, Special Obligation Revenue Bonds (b)(f):
Sub-Series B, 5.607%, 10/01/33	9,700	1,733,293
Sub-Series C, 5.629%, 10/01/28	25,000	6,571,000

		8,304,293

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)

Transportation—9.5%
Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/26 (b)	$4,000	$3,995,080

Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds, 5.125%, 7/01/25 (b)(h)	1,000	1,006,960

New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	1,500	601,560

Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series A, 5%, 7/01/32 (a)	2,000	1,895,560

		7,499,160

Utilities—Electric & Gas—2.7%
Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/31 (b)	1,355	1,262,738

Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/35 (a)	1,000	917,340

		2,180,078

Utilities—Water & Sewer—17.9%
Melbourne, Florida, Water and Sewer Revenue Bonds, 5.318%, 10/01/21 (f)(h)(i)	2,770	1,694,908

Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43):
6.10%, 8/01/11 (g)	1,155	1,273,976
6.125%, 8/01/11 (g)	3,500	3,957,730
6.10%, 8/01/21	225	197,080

Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.337%, 6/01/30 (d)(f)	3,945	1,067,754

Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	2,655	1,997,675

Tampa, Florida, Water and Sewer Revenue Refunding Bonds, Series A, 5%, 10/01/26	4,000	4,005,040

		14,194,163

Total Municipal Bonds in Florida		95,879,289

Georgia—3.9%

Utilities: Electric & Gas—3.9%
Municipal Electric Authority of Georgia, Revenue Refunding Bonds (General Resolution Projects), Sub-Series D, 6%, 1/01/23	2,900	3,133,711

Illinois—2.0%

Hospitals/Healthcare—2.0%
Illinois State Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group Project), Series B, 7.25%, 11/01/30	1,600	1,603,056

Massachusetts—2.2%

Education—2.2%
Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5.50%, 5/01/39	750	730,530

Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Tufts University), 5.375%, 8/15/38	1,000	1,013,760

Total Municipal Bonds in Massachusetts		1,744,290

Michigan—2.6%

Hospitals/HealthCare—1.3%
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	995	1,016,651

Special Tax—1.3%
Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6%, 10/15/38	1,000	1,027,280

Total Municipal Bonds in Michigan		2,043,931

Municipal Bonds	Par (000)	Value

Nevada—3.3%

County/City/Special District/School District—3.3%
Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	$2,500	$2,649,250

New York—4.1%

Special Tax—0.9%
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	750	715,200

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—1.4%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	1,055	1,086,397

Utilities—Water & Sewer—1.8%
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	1,400	1,470,350

Total Municipal Bonds in New York		3,271,947

South Carolina—2.2%

Utilities—Electric & Gas—2.2%
South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	1,750	1,788,850

Texas—2.3%

Hospitals/HealthCare—0.7%
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	500	521,650

Transportation—1.6%
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (c)	1,250	1,276,462

Total Municipal Bonds in Texas		1,798,112

Virginia—1.4%

Education—1.4%
Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	1,000	1,103,890

Total Municipal Bonds—147.2%		116,817,514

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Florida—10.1%

Hospitals/Healthcare—8.8%
Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50%, 11/15/36	7,490	6,985,773

Utilities—Electric & Gas—1.3%
Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	1,110	1,018,359

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Florida		8,004,132

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	25

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

Illinois—3.8%

Education—3.8%
Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25, 7/01/38	$2,800	$3,007,984

Total Municipal Bonds Transferred to Tender Option Bond Trusts—13.9%		11,012,116

Total Long-Term Investments (Cost—$139,227,867)—161.1%		127,829,630

Short-Term Securities	Par (000)	Value

Pennsylvania—1.8%

Philadelphia, Pennsylvania, GO, Refunding, VRDN, Series B, 3.75%, 2/05/09(a)(k)	$1,400	$1,400,000

	Shares

Money Market Funds—9.8%

CMA Florida Municipal Money Fund, 0.11% (l)(m)	7,752,695	7,752,695

Total Short-Term Securities (Cost—$9,152,695)—11.6%		9,152,695

Total Investments (Cost—$148,380,562*)—172.7%		136,982,325
Liabilities in Excess of Other Assets—(3.0)%		(2,371,223)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(7.2)%		(5,719,675)
Preferred Shares, at Redemption Value—(62.5)%		(49,554,962)

Net Assets Applicable to Common Shares—100.0%		$79,336,465

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$142,838,700

Gross unrealized appreciation	$5,089,792
Gross unrealized depreciation	(16,646,167)

Net unrealized depreciation	$(11,556,375)

(a)	FSA Insured.
(b)	MBIA Insured.
(c)	Assured Guaranty Insured.
(d)	AMBAC Insured.
(e)	Radian Insured.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	FGIC Insured.
(i)	Security is collateralized by Municipal or US Treasury Obligations.
(j)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(k)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

(l)	Represents the current yield as of report date.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	1,249,362	$50,614

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$7,752,695
Level 2	129,229,630
Level 3	—

Total	$136,982,325

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—141.7%

County/City/Special District/School District—3.1%
Hudson County, New Jersey, Improvement Authority, Capital Appreciation Revenue Bonds, Series A-1, 4.485%, 12/15/32 (d)(e)	$1,000	$221,510

Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25%, 8/15/38 (a)	100	100,134

		321,644

Education—20.5%
Middlesex County, New Jersey, Improvement Authority Revenue Bonds (George Street Student Housing Project), Series A, 5%, 8/15/35	1,000	700,790

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State University), Series J, 5.25%, 7/01/38	100	93,882

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
(College of New Jersey), Series D, 5%, 7/01/35 (a)	380	372,343
(Georgian Court University), Series D, 5%, 7/01/33	100	82,444
(Ramapo College), Series I, 4.25%, 7/01/31 (b)	250	206,442
(Rowan University), Series B, 5%, 7/01/24 (c)	255	265,687

Old Bridge Township, New Jersey, Board of Education, GO, Refunding, 4.375%, 7/15/32 (d)	500	443,155

		2,164,743

Hospitals/Healthcare—13.8%
New Jersey Health Care Facilities Financing Authority Revenue Bonds:
(Hackensack University Medical Center), 6%, 1/01/25	1,000	1,002,450
(Meridian Health), Series I, 5%, 7/01/38 (c)	100	94,696

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System):
Series A, 5%, 7/01/29	250	186,655
Series B, 5.902%, 7/01/30 (e)	500	62,600
Series B, 5.698%, 7/01/36 (e)	840	55,625
Series B, 5.764%, 7/01/37 (e)	900	53,838

		1,455,864

Housing—9.6%
New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA:
6.375%, 10/01/28	250	267,373
6.50%, 10/01/38	200	210,988

New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	500	530,685

		1,009,046

IDA/PCR/Resource Recovery—36.9%
Burlington County, New Jersey, Bridge Commission, EDR, Refunding (The Evergreens Project), 5.625%, 1/01/38	150	85,419

Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	200	112,898

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (g)	1,000	720,290

New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A:
5.75%, 1/01/25	60	40,915
5.875%, 1/01/37	110	67,488

New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	1,000	748,440

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

IDA/PCR/Resource Recovery (concluded)
New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	$140	$90,580

New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%, 6/15/37	100	67,363

New Jersey EDA, School Facilities Construction Revenue Bonds:
Series U, 5%, 9/01/37 (b)	300	265,158
Series Z, 6%, 12/15/34 (c)	300	313,149

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	500	433,785

New Jersey EDA, Transportation Project Sublease Revenue Bonds, Series A, 5.75%, 5/01/10 (a)	900	949,563

		3,895,048

State—10.2%
Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%, 1/01/26 (a)	1,000	1,004,740

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 5.0%, 7/01/34 (a)(f)	100	75,568

		1,080,308

Transportation—36.0%
Hudson County, New Jersey, Improvement Authority, Parking Revenue Bonds (Harrison Parking Facility Project), Series C, 5.375%, 1/01/44 (c)	340	337,280

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	925	602,767

New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds:
Series A, 5.625%, 12/15/28 (c)	100	103,870
Series A, 6%, 12/15/38	150	154,837
Series C, 5.50%, 6/15/13 (h)	500	584,840

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C (b):
6.50%, 1/01/16	160	197,794
6.50%, 1/01/16 (i)	840	1,003,603

Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series:
5.75%, 11/01/30	250	239,510
5.25%, 11/01/35	240	208,978

South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series A, 4.50%, 11/01/35 (d)(j)	490	363,448

		3,796,927

Utilities—Water & Sewer—11.6%
New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (b)	250	198,937

Passaic Valley, New Jersey, Sewer Commissioner’s Revenue Refunding Bonds (Sewer System), Series E, 5.75%, 12/01/21 (b)	1,000	1,025,500

		1,224,437

Total Municipal Bonds in New Jersey		14,948,017

Multi-State—9.6%

Housing—9.6%
Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (k)(l)	1,000	1,010,520

Puerto Rico—12.6%

Education—3.9%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	600	410,010

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	27

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (continued)

Housing—0.9%
Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	$100	$98,157

Lease Obligations—1.9%
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (d)(m)	215	202,659

State—3.6%
Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%, 7/01/16 (h)	310	377,471

Utilities—Electric & Gas—1.4%
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.50%, 7/01/38	175	146,984

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Utilities—Water & Sewer—0.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.352%, 7/01/37 (b)(e)	$795	$92,737

Total Municipal Bonds in Puerto Rico		1,328,018

Total Long-Term Investments (Cost—$19,715,229)—163.9%		17,286,555

Short-Term Securities	Shares

Money Market Funds—2.1%
CMA New Jersey Municipal Money Fund, 0.22% (n)(o)	219,275	219,275

Total Short-Term Securities (Cost—$219,275)—2.1%		219,275

Total Investments (Cost—$19,934,504*)—166.0%		17,505,830
Other Assets Less Liabilities—1.1%		118,593
Preferred Shares, at Redemption Value—(67.1)%		(7,075,709)

Net Assets Applicable to Common Shares—100.0%		$10,548,714

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,898,895

Gross unrealized appreciation	$525,114
Gross unrealized depreciation	(2,918,179)

Net unrealized depreciation	$(2,393,065)

(a)	FSA Insured.
(b)	AMBAC Insured.
(c)	Assured Guaranty Insured.
(d)	MBIA Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Radian Insured.
(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by Municipal or US Treasury Obligations.
(j)	FGIC Insured.
(k)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(m)	Commonwealth Guaranteed.
(n)	Represents the current yield as of report date.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	(197,056)	$5,868

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$219,275
Level 2	17,286,555
Level 3	—

Total	$17,505,830

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—115.4%

County/City/Special District/School District—1.4%
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	$1,790	$1,010,437

Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25%, 8/15/38 (b)	225	225,302

		1,235,739

Education—13.6%
New Jersey State Educational Facilities Authority Revenue Bonds:
(Fairleigh Dickinson University), Series D, 6%, 7/01/25	3,000	2,475,660
(Georgian Court College Project), Series C, 6.50%, 7/01/13 (a)	2,120	2,573,616

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State University), Series J, 5.25%, 7/01/38	580	544,516

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
(College of New Jersey), Series D, 5%, 7/01/35 (b)	3,230	3,164,915
(Fairleigh Dickinson University), Series C, 6%, 7/01/20	2,000	1,800,760
(Fairleigh Dickinson University), Series C, 5.50%, 7/01/23	1,000	809,580
(Georgian Court University), Series D, 5%, 7/01/33	250	206,110
(Ramapo College), Series I, 4.25%, 7/01/31 (c)	500	412,885

		11,988,042

Hospitals/Healthcare—31.3%
New Jersey Health Care Facilities Financing Authority Revenue Bonds:
(Kennedy Health System), 5.625%, 7/01/31	10,000	8,974,100
(Meridian Health), Series I, 5%, 7/01/38 (e)	750	710,220
(South Jersey Hospital System), 6%, 7/01/12 (a)	7,460	8,582,879

New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds (Catholic Health East), Series A, 5.375%, 11/15/12 (a)	3,000	3,449,610

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
(Atlantic City Medical Center), 5.75%, 7/01/25	1,255	1,225,005
(New Community Urban Renewal), Series A, 5.20%, 6/01/30 (h)(i)	1,845	1,680,924
(Saint Barnabas Health Care System), Series A, 5%, 7/01/29	750	559,965
(Saint Barnabas Health Care System), Series B, 6.35%, 7/01/30 (e)	2,500	313,000
(Saint Barnabas Health Care System), Series B, 6.44%, 7/01/36 (e)	7,700	509,894
(Saint Barnabas Health Care System), Series B, 6.43%, 7/01/37 (e)	7,250	433,695
(South Jersey Hospital System), 5%, 7/01/46	1,650	1,188,577

		27,627,869

Housing—15.6%
Middlesex County, New Jersey, Improvement Authority Revenue Bonds, AMT (j):
(Administration Building Residential Project), 5.35%, 7/01/34	1,400	1,245,370
(New Brunswick Apartments Rental Housing), 5.30%, 8/01/35	4,380	3,854,794

New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA:
6.375%, 10/01/28	1,500	1,604,235
6.50%, 10/01/38	2,470	2,605,702

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Housing (concluded)
New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	$1,750	$1,857,397

New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	700	544,551

Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects), 4.375%, 1/01/37 (d)	2,625	2,067,923

		13,779,972

IDA/PCR/Resource Recovery—26.6%
Burlington County, New Jersey, Bridge Commission, EDR, Refunding (The Evergreens Project), 5.625%, 1/01/38	1,000	569,460

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (k)	5,000	3,601,450

New Jersey EDA, EDR:
(Kapkowski Road Landfill Reclamation Improvement District Project), AMT, Series B, 6.50%, 4/01/31	5,000	3,558,600
(Masonic Charity Foundation Project), 5.50%, 6/01/31	2,000	1,732,080

New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	2,500	1,869,225

New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A:
5.75%, 1/01/25	500	340,960
5.875%, 1/01/37	855	524,568

New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.75%, 11/01/24	4,050	3,313,426

New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	1,790	1,158,130

New Jersey EDA, School Facilities Construction Revenue Bonds:
Series U, 5%, 9/01/37 (c)	700	618,702
Series Z, 6%, 12/15/34 (g)	3,000	3,131,490

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	2,000	1,735,140

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	2,000	1,335,360

		23,488,591

State—3.9%
Garden State Preservation Trust, New Jersey, Revenue Bonds, Series B, 5.218%, 11/01/26 (b)(e)	6,000	2,376,660

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding (b)(f):
5.27%, 7/01/34	1,075	812,356
5.29%, 7/01/35	175	131,754

Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds, Series 1B, 5.649%, 6/01/41 (e)	3,300	105,369

		3,426,139

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	29

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation—19.5%
Hudson County, New Jersey, Improvement Authority, Parking Revenue Bonds (Harrison Parking Facility Project), Series C, 5.375%, 1/01/44 (g)	$2,400	$2,380,800

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	3,450	2,248,158

New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds:
Series A, 5.625%, 12/15/28 (g)	670	695,929
Series A, 6%, 12/15/38	1,450	1,496,763
Series C, 5.55%, 12/15/32 (b)(e)	4,000	978,800

Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series:
5.75%, 11/01/30	1,750	1,676,570
5.25%, 11/01/35	2,040	1,776,310

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6, 5.75%, 12/01/22 (d)	6,000	4,817,400
Trenton, New Jersey, Parking Authority, Parking Revenue Refunding Bonds, 5%, 4/01/30 (d)(l)	1,500	1,187,865

		17,258,595

Utilities—Electric & Gas—3.0%
Vineland, New Jersey, Electric Utility, GO, Refunding, AMT (d):
5.30%, 5/15/30	1,500	1,312,605
5.375%, 5/15/31	1,500	1,308,975

		2,621,580

Utilities—Water & Sewer—0.5%
Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.384%, 9/01/33 (d)(e)	2,000	434,400

Total Municipal Bonds in New Jersey		101,860,927

Multi-State—15.6%

Housing—15.6
Charter Mac Equity Issuer Trust (m)(n):
6.30%, 6/30/49	7,000	7,082,670
6.80%, 11/30/50	2,500	2,603,275

MuniMae TE Bond Subsidiary LLC (m)(n):
6.30%, 6/30/49	3,000	2,557,260
6.80%, 6/30/50	2,000	1,530,420

Total Municipal Bonds in Multi-State		13,773,625

Puerto Rico—21.7%

Housing—6.3%
Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	750	736,178

Puerto Rico Housing Financing Corporation, Home Mortgage Revenue Bonds (Mortgage-Backed Securities), AMT, Series B, 5.30%, 12/01/28 (h)(j)(o)	2,545	2,376,088

Puerto Rico Housing Financing Corporation, Home Mortgage Revenue Refunding Bonds (Mortgage-Backed Securities), Series A, 5.20%, 12/01/33 (h)(j)(o)	2,550	2,470,338

		5,582,604

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Lease Obligations—12.3%
Puerto Rico Public Buildings Authority Revenue Bonds, CABS, Series D (c)(f):
3.11%, 7/01/12	$1,335	$894,891
5.83%, 7/01/17 (a)	3,665	3,587,302

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D:
Series D, 5.25%, 7/01/12 (a)	3,765	4,170,039
Series D, 5.25%, 7/01/36	1,735	1,426,638
Series M-3, 6%, 7/01/27 (d)(p)	850	801,210

		10,880,080

Transportation—2.3%
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (g)	2,000	2,017,920

Utilities—Water & Sewer—0.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.353%, 7/01/37 (c)(e)	6,000	699,900

Total Municipal Bonds in Puerto Rico		19,180,504

Total Long-Term Investments (Cost—$153,468,061)—152.7%		134,815,056

Short-Term Securities	Shares

Money Market Funds—15.0%
CMA New Jersey Municipal Money Fund, 0.66% (q)(r)	13,235,632	13,235,632

Total Short-Term Securities (Cost—$13,235,632)—15.0%		13,235,632

Total Investments (Cost—$166,703,693*)—167.7%		148,050,688
Other Assets Less Liabilities—0.8%		731,232
Interest Expense and Fees Payable—(0.0)%		(18,684)
Preferred Shares at Redemption Value—(68.5)%		(60,478,560)

Net Assets Applicable to Common Shares—100.0%		$88,284,676

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$166,126,468

Gross unrealized appreciation	$3,973,972
Gross unrealized depreciation	(22,049,752)

Net unrealized depreciation	$(18,075,780)

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	FSA Insured.
(c)	AMBAC Insured.
(d)	MBIA Insured.
(e)	Represents a zero-coupon bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Assured Guaranty Insured.
(h)	GNMA Collateralized.
(i)	FHA Insured.
(j)	FNMA Collateralized.
(k)	Radian Insured.
(l)	FGIC Insured.
(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)	FHLMC Collateralized.
(p)	Commonwealth Guaranteed.
(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	11,737,862	$62,356

(r)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$13,235,632
Level 2	134,815,056
Level 3	—

Total	$148,050,688

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	31

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—147.3%

County/City/Special District/School District—20.9%
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A:
4.50%, 2/15/47 (c)	$75	$55,132
5%, 2/15/47 (d)	100	76,091

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project) (j):
5%, 1/01/39	250	193,020
6.375%, 1/01/39 (e)	100	101,424
5%, 1/01/46	400	300,512

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	100	83,823

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	150	143,040

New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series B, 6%, 5/15/10 (b)	815	879,850

New York City, New York, GO, Refunding, Series A:
6%, 5/15/10 (b)	500	539,785
6%, 5/15/30	10	10,158

New York City, New York, GO, Series A-1, 4.75%, 8/15/25	500	472,470

New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	300	272,898

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program), Series B, 5%, 4/01/36 (f)	150	142,514

		3,270,717

Education—23.2%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A:
7%, 5/01/25	95	63,280
7%, 5/01/35	60	37,236

Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series B, 5%, 7/01/23	2,000	2,041,600

New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19 (k)(l)	175	20,300

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30%, 7/01/37 (a)	150	112,257
(Rochester Institute of Technology), Series A, 6%, 7/01/33	175	179,545

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Teachers College), 5.50%, 3/01/39	200	190,216

New York State Dormitory Authority Revenue Bonds (University of Rochester), Series B, 5.625%, 7/01/09 (b)	500	515,905

Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College Project), 5%, 7/01/31	500	465,555

		3,625,894

Hospitals/Healthcare—15.4%
Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	100	58,855

New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center), 5%, 8/01/31 (c)(g)	250	230,342

Municipal Bonds	Par (000)	Value

New York (continued)

Hospitals/Healthcare (concluded)
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University Hospitals Center), Series B, 5.625%, 7/01/37	$150	$90,767

New York State Dormitory Authority, Revenue Refunding Bonds (Kateri Residence), 5%, 7/01/22	1,000	1,000,740

New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health), Series A, 6.50%, 7/01/25	1,000	880,700

Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	100	76,532

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	115	76,860

		2,414,796

Housing—12.9%
New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds:
AMT, Series B-1, 5.15%, 11/01/37	250	215,400
AMT, Series J-2, 4.75%, 11/01/27	500	425,655
Series A, 5.25%, 5/01/30 (g)(h)	1,000	974,920

New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT, Series B, 4.95%, 2/15/38 (i)	150	121,633

New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143, 4.90%, 10/01/37	100	80,404

Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace Apartments Project), AMT, 4.70%, 12/20/38 (h)	250	196,715

		2,014,727

IDA/PCR/Resource Recovery—13.0%
Essex County, New York, IDA, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 6.625%, 9/01/32	100	67,532

New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	500	300,135

New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
(American Airlines, Inc.—JFK International Airport), 7.625%, 8/01/25	950	674,025
(Continental Airlines Inc. Project), 7.75%, 8/01/31	300	207,951

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (j)	850	734,425

Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute), 5%, 3/01/36	50	44,567

		2,028,635

State—22.2%
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B:
5.75%, 3/15/36	150	156,181
5.25%, 3/15/38	250	248,508

New York State Dormitory Authority, Revenue Refunding Bonds (State University Educational Facilities), Series A, 5.25%, 5/15/15 (j)	1,005	1,112,756

New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%, 10/15/32 (j)	2,000	1,956,360

		3,473,805

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

Transportation—18.9%
Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	$250	$269,000

New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series B, 6%, 5/15/10 (b)	1,000	1,079,570

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	905	906,167

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A (c):
5%, 1/01/12 (b)	500	554,345
5%, 1/01/32	155	149,662

		2,958,744

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—0.7%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	100	103,691

Utilities—Water & Sewer—20.1%
Albany, New York, Municipal Water Finance Authority, Second Resolution Revenue Bonds, Series B, 5%, 12/01/33 (c)	1,000	877,480

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System, Revenue Refunding Bonds, Series DD, 4.75%, 6/15/35	250	226,622

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds:
Series A, 5.75%, 6/15/40	100	105,025
Series C, 5.125%, 6/15/33	1,000	974,810

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series B, 5%, 6/15/36 (f)	1,000	952,690

		3,136,627

Total Municipal Bonds in New York		23,027,636

Municipal Bonds	Par (000)	Value

Guam—0.4%

Tobacco—0.4%
Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	$100	$67,158

Total Municipal Bonds in Guam		67,158

Puerto Rico—10.8%

County/City/Special District/School District/School District—5.0%
Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/28 (c)	250	233,955

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (b)	495	549,178

		783,133

Education—3.5%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	800	546,680

State—0.2%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 5.16%, 7/01/44 (j)(m)	395	27,429

Tobacco—2.1%
Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	335,430

Total Municipal Bonds in Puerto Rico		1,692,672

Total Long-Term Investments (Cost—$26,802,608)—158.5%		24,787,466

Short-Term Securities	Shares

Money Market Funds—2.7%
CMA New York Municipal Money Fund, 0.11% (n)(o)	417,024	417,024

Total Short-Term Securities (Cost—$417,024)—2.7%		417,024

Total Investments (Cost—$27,219,632*)—161.2%		25,204,490
Other Assets Less Liabilities—1.5%		224,898
Preferred Shares, at Redemption Value—(62.7)%		(9,801,231)

Net Assets Applicable to Common Shares—100.0%		$15,628,157

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	33

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$27,217,170

	Gross unrealized appreciation	$648,099
	Gross unrealized depreciation	(2,660,779)

	Net unrealized depreciation	$(2,012,680)

(a)	Radian Insured.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	MBIA Insured.
(d)	FGIC Insured.
(e)	Assured Guaranty Insured.
(f)	FSA Insured.
(g)	FHA Insured.
(h)	GNMA Collateralized.
(i)	SONYMA Insured.
(j)	AMBAC Insured.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	Non-income producing security.
(m)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	203,788	$3,838

(o)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$417,024
Level 2	24,787,466
Level 3	—

Total	$25,204,490

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—126.2%

County/City/Special District/School District—26.6%
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50%, 2/15/47 (c)	$1,750	$1,286,407

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47	1,000	760,910

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),6.375%, 1/01/39 (f)	150	152,136

New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series C, 5%, 5/01/09 (e)	1,495	1,527,187

New York City, New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	1,889,880
Series C, 5.375%, 3/15/12 (e)	6,000	6,770,340
Series D, 5.375%, 6/01/12 (e)	2,200	2,499,442
Series D, 5.375%, 6/01/32	4,000	3,858,040

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	8,410	7,266,492

New York City, New York, IDA, Civic Facility Revenue Bonds (Marymount School of New York Project) (a):
5.125%, 9/01/21	750	584,093
5.25%, 9/01/31	2,000	1,304,140

New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter Properties Inc. -The New York and Pennsylvania Hospital Leasehold Project), 5.25%, 12/15/32 (g)	1,550	1,502,942

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project) (d):
5%, 1/01/36	4,900	3,832,045
5%, 1/01/46	250	187,820

New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5%, 3/01/36 (c)	250	195,390

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds:
Series S-2, 4.25%, 1/15/34 (c)(l)	1,700	1,357,365
Series S-3, 5.25%, 1/15/39	650	619,840

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	750	628,673

New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	2,100	1,910,286

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program) (g):
Series A, 5%, 10/01/35	395	375,451
Series B, 5%, 4/01/36	1,040	988,094

		39,496,973

Education—20.0%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A:
7%, 5/01/25	910	606,160
7%, 5/01/35	590	366,154

Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	7,000	5,188,470

Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series B, 5%, 7/01/33	2,000	1,897,280

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
Madison County, New York, IDA, Civic Facility Revenue Bonds (Commons II LLC - Student Housing), Series A, 5%, 6/01/33 (i)	$275	$201,490

New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (a)	2,400	1,693,728

New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19 (j)(k)	1,740	201,840

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30%, 7/01/37 (b)	500	374,190
(Rochester Institute of Technology), Series A, 6%, 7/01/33	1,000	1,025,970

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds:
(Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (c)	1,000	904,970
(Teachers College), 5.50%, 3/01/39	450	427,986

New York State Dormitory Authority Revenue Bonds:
(New School University), 5%, 7/01/41 (c)	9,000	7,850,250
(New York University), Series 2, 5%, 7/01/41 (d)	5,000	4,673,550
(North Shore - Long Island Jewish Health System), 5.50%, 5/01/13 (e)	2,000	2,346,680

Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Windward School Civic Facility), 5.25%, 10/01/31 (b)	2,500	1,954,250

		29,712,968

Hospitals/Healthcare—2.7%
Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	500	294,275

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series C, 5.50%, 7/01/26	3,000	2,594,220

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University Hospitals Center), Series B, 5.625%, 7/01/37	530	320,708

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	1,175	785,311

		3,994,514

Housing—1.2%
New York State, HFA, M/F Housing Revenue Bonds, AMT (h):
(Highland Avenue Senior Apartments), Series A, 5%, 2/15/39	1,500	1,176,705
(Kensico Terrace Apartments), Series B, 4.95%, 2/15/38	840	681,148

		1,857,853

IDA/PCR/Resource Recovery—14.4%
Essex County, New York, IDA, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 6.625%, 9/01/32	550	371,426

New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	2,000	1,200,540

New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
(American Airlines, Inc. - JFK International Airport), 7.625%, 8/01/25	3,200	2,270,400
(Continental Airlines Inc. Project), 7.75%, 8/01/31	4,000	2,772,680

New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	7,000	5,628,350

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	35

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

IDA/PCR/Resource Recovery (concluded)
Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute), 5%, 3/01/36	$4,000	$3,565,320

Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	7,000	5,555,480

		21,364,196

State—7.4%
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, Series B, 5%, 2/15/35 (d)	4,855	4,294,782

New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B:
5.75%, 3/15/36	600	624,726
5.25%, 3/15/38	500	497,015

TSASC, Inc., New York, TFABS, Series 1 (e):
6.375%, 7/15/09	2,000	2,074,520
5.75%, 7/15/12	3,000	3,447,810

		10,938,853

Tobacco—8.3%
New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%, 6/01/43	6,700	4,872,642

Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, Series A, 5.75%, 6/01/43	2,500	1,748,475

Rockland Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, 5.75%, 8/15/43	5,000	3,495,800
Westchester Tobacco Asset Securitization Corporation, New York, Revenue Bonds, 6.75%, 7/15/10 (e)	2,000	2,195,500

		12,312,417

Transportation—29.3%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5%, 11/15/30	12,000	11,099,160

Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	750	807,000

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125%, 11/15/31	12,000	11,197,080

New York City, New York, IDA, Special Airport Facility Revenue Bonds (Aero JFK I, LLC Project), AMT, Series A, 5.50%, 7/01/28	10,000	6,531,100

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, AMT:
(Continental Airlines, Inc. - LaGuardia Project), 9.125%, 12/01/15	8,340	8,350,759
(JFK International Air Terminal LLC), Series 6, 5.75%, 12/01/22 (c)	7,000	5,620,300

		43,605,399

Utilities—Electric & Gas—2.9%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5%, 12/01/35 (i)	2,350	2,078,128

Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5%, 12/01/35	2,500	2,223,125

		4,301,253

Utilities—Irrigation, Resource Recovery, Solid Waste & Other—1.8%
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A:
6.25%, 4/01/33	150	155,536
5.75%, 4/01/39	2,500	2,478,550

		2,634,086

Municipal Bonds	Par (000)	Value

New York (concluded)

Utilities—Water & Sewer—11.6%
New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%, 6/15/37 (c)	$2,050	$1,771,303

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A:
5%, 6/15/32 (c)(l)	4,000	3,819,360
5.75%, 6/15/40	600	630,150

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds:
Series C, 5%, 6/15/32	6,500	6,265,285
Series D, 5%, 6/15/39	5,000	4,745,550

		17,231,648

Total Municipal Bonds in New York		187,450,160

Multi-State—12.9%

Housing—12.9%
Charter Mac Equity Issuer Trust (m)(n):
6.30%, 6/30/49	6,000	6,070,860
6.80%, 11/30/50	5,500	5,727,205

MuniMae TE Bond Subsidiary LLC (m)(n):
6.30%, 6/30/49	6,000	5,114,520
6.80%, 6/30/50	3,000	2,295,630

Total Municipal Bonds in Multi-State		19,208,215

Puerto Rico—15.6%

County/City/Special District/School District—3.7%
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (e)	5,000	5,547,250

Housing—2.0%
Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	3,000	2,944,710

State—8.4%
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D:
5.25%, 7/01/12 (e)	4,400	4,873,352
5.25%, 7/01/36	1,600	1,315,632

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (e)	6,000	6,275,640

		12,464,624

Utilities—Electric & Gas—0.3%
Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series VV, 5.25%, 7/01/29 (c)	500	424,360

Utilities—Water & Sewer—1.2%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	2,000	1,747,440

Total Municipal Bonds in Puerto Rico		23,128,384

Total Municipal Bonds—154.7%		229,786,759

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (o)	Par (000)	Value
New York—12.6%
State—12.6%
New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, 31st Series A, 5.30%, 10/01/31	$5,242	$4,778,073

New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40%, 4/01/32	15,500	14,021,610

Total Municipal Bonds Transferred to Tender Option Bond Trusts—12.6%		18,799,683

Total Long-Term Investments (Cost—$280,026,841)—167.3%		248,586,442

Short-Term Securities	Shares	Value

Money Market Funds—2.5%
CMA New York Municipal Money Fund, 0.11% (p)(q)	3,733,341	$3,733,341

Total Short-Term Securities (Cost—$3,733,341)—2.5%		3,733,341

Total Investments (Cost—$283,760,182*)—169.8%		252,319,783
Other Assets Less Liabilities—1.7%		2,602,694
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(7.1)%		(10,500,732)
Preferred Shares, at Redemption Value—(64.5)%		(95,859,938)

Net Assets Applicable to Common Shares—100.0%		$148,561,807

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$272,504,955

Gross unrealized appreciation	$4,164,235
Gross unrealized depreciation	(34,721,901)

Net unrealized depreciation	$(30,557,666)

(a)	ACA Insured.
(b)	Radian Insured.
(c)	MBIA Insured.
(d)	AMBAC Insured.
(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Assured Guaranty Insured.
(g)	FSA Insured.
(h)	SONYMA Insured.
(i)	CIFG Insured.
(j)	Non-income producing security.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	FGIC Insured.
(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to municipal bond trusts.

(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	(875,189)	$25,675

(q)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$3,733,341
Level 2	248,586,442
Level 3	—

Total	$252,319,783

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	37

Statements of Assets and Liabilities

January 31, 2009 (Unaudited)	BlackRock California Investment Quality Municipal Trust (RAA)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock Investment Quality Municipal Income Trust (RFA)	BlackRock Municipal Income Investment Trust (BBF)
Assets
Investments at value – unaffiliated[1]	$17,440,576	$300,324,828	$110,719,351	$18,258,654	$129,229,630
Investments at value – affiliated[2]	1,236,964	15,725,811	6,318,290	1,328,809	7,752,695
Cash	19,522	94,122	69,968	57,816	8,523
Investments sold receivable	—	10,256,100	45,604	287,698	55,823
Interest receivable	296,390	5,069,037	1,634,426	219,817	1,683,052
Income receivable – affiliated	—	—	77	40	137
Other assets	3,013	22,962	3,654	3,179	8,361
Prepaid expenses	2,337	34,367	11,732	2,537	15,351

Total assets	18,998,802	331,527,227	118,803,102	20,158,550	138,753,572

Liabilities
Investments purchased payable	100,000	17,181,552	—	539,454	3,537,495
Income dividends payable – Common Shares	46,833	1,033,081	283,669	50,156	487,400
Investment advisory fees payable	5,270	129,013	49,007	5,475	57,001
Administration fee payable	1,632	—	—	1,713	—
Officer’s and Trustees’ fees payable	3,134	24,138	4,181	3,278	8,359
Interest expense and fees payable	2,021	213,764	54,058	5,056	19,675
Other affiliates payable	—	1,784	698	—	820
Other accrued expenses payable	39,593	76,340	73,852	36,498	51,395

Total accrued liabilities	198,483	18,659,672	465,465	641,630	4,162,145

Other Liabilities
Trust certificates[3]	329,709	29,284,996	4,755,626	755,150	5,700,000

Total Liabilities	528,192	47,944,668	5,221,091	1,396,780	9,862,145

Preferred Shares at Redemption Value
$0.001 par value per share at $25,000 per share liquidation preference, plus unpaid dividends[4]	6,825,558	100,908,022	42,905,389	7,126,314	49,554,962

Net Assets Applicable to Common Shares	$11,645,052	$182,674,537	$70,676,622	$11,635,456	$79,336,465

Net Assets Applicable to Common Shareholders Consist of
Par value[5]	$10,072	$15,148	$5,562	$11,271	$6,688
Paid-in capital in excess of par	13,393,656	215,113,849	78,885,738	15,001,008	94,901,784
Undistributed net investment income	14,645	2,796,810	1,017,717	63,691	409,280
Accumulated net realized loss	(458,123)	(6,359,988)	(567,339)	(1,499,698)	(4,583,050)
Net unrealized appreciation/depreciation	(1,315,198)	(28,891,282)	(8,665,056)	(1,940,816)	(11,398,237)

Net Assets Applicable to Common Shareholders	$11,645,052	$182,674,537	$70,676,622	$11,635,456	$79,336,465

Net asset value per Common Share[6]	$11.56	$12.06	$12.71	$10.32	$11.86

[1]Investments at cost – unaffiliated	$18,755,774	$329,216,110	$119,384,407	$20,199,470	$140,627,867

[2]Investments at cost – affiliated	$1,236,964	$15,725,811	$6,318,290	$1,328,809	$7,752,695

[3]Represents short-term floating rate certificates issued by tender option bond trusts.
[4]Preferred Shares outstanding	273	4,036	1,716	285	1,982

[5]Par value per share	$0.01	$0.001	$0.001	$0.01	$0.001

[6]Common Shares outstanding	1,007,166	15,147,816	5,562,128	1,127,093	6,688,170

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2009

January 31, 2009 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust (RNY)	BlackRock New York Municipal Income Trust (BNY)
Assets
Investments at value – unaffiliated[1]	$17,286,555	$134,815,056	$24,787,466	$248,586,442
Investments at value – affiliated[2]	219,275	13,235,632	417,024	3,733,341
Cash	33,722	44,708	20,262	1,211
Investments sold receivable	—	—	196,004	1,644,292
Interest receivable	186,516	1,369,610	326,203	3,781,939
Income receivable – affiliated	—	152	68	121
Other assets	4,491	9,687	3,089	16,119
Prepaid expenses	2,302	17,426	3,167	28,651

Total assets	17,732,861	149,492,271	25,753,283	257,792,116

Liabilities
Investments purchased payable	—	—	198,353	1,722,530
Income dividends payable – Common Shares	52,023	585,947	76,339	957,062
Investment advisory fees payable	5,000	57,270	7,432	109,017
Administration fee payable	1,529	—	2,209	—
Officer’s and Trustees’ fees payable	4,568	10,605	3,212	15,756
Interest expense and fees payable	—	—	—	128,238
Other affiliates payable	—	956	—	1,552
Other accrued expenses payable	45,318	74,257	36,350	63,722

Total accrued liabilities	108,438	729,035	323,895	2,997,877

Other Liabilities
Trust certificates[3]	—	—	—	10,372,494

Total Liabilities	110,655	747,719	323,895	13,370,371

Preferred Shares at Redemption Value
$0.001 par value per share at $25,000 per share liquidation preference, plus unpaid dividends[4]	7,075,709	60,478,560	9,801,231	95,859,938

Net Assets Applicable to Common Shares	$10,548,714	$88,284,676	$15,628,157	$148,561,807

Net Assets Applicable to Common Shareholders Consist of
Par value[5]	$10,121	$7,551	$13,117	$12,703
Paid-in capital in excess of par	13,151,739	107,331,711	17,718,414	180,406,245
Undistributed net investment income	105,647	1,501,750	60,402	3,350,142
Accumulated net realized loss	(290,119)	(1,903,331)	(148,634)	(3,766,884)
Net unrealized appreciation/depreciation	(2,428,674)	(18,653,005)	(2,015,142)	(31,440,399)

Net Assets Applicable to Common Shareholders	$10,548,714	$88,284,676	$15,628,157	$148,561,807

Net asset value per Common Share[6]	$10.42	$11.69	$11.91	$11.69

[1]Investments at cost – unaffiliated	$19,715,229	$153,468,061	$26,802,608	$280,026,841

[2]Investments at cost – affiliated	$219,275	$13,235,632	$417,024	$3,733,341

[3]Represents short-term floating rate certificates issued by tender option bond trusts.
[4]Preferred Shares outstanding	283	2,419	392	3,834

[5]Par value per share	$0.01	$0.001	$0.01	$0.001

[6]Common Shares outstanding	1,012,105	7,550,863	1,311,673	12,703,406

SEMI-ANNUAL REPORT	JANUARY 31, 2009	39

Statements of Operations

Six Months Ended January 31, 2009 (Unaudited)	BlackRock California Investment Quality Municipal Trust Inc. (RAA)	BlackRock California Municipal Income Trust (BFZ)	BlackRock Florida Municipal 2020 Term Trust (BFO)	BlackRock Investment Quality Municipal Income Trust (RFA)
Investment Income
Interest	$509,167	$9,211,281	$3,166,791	$558,051
Income - affiliated	5,286	70,793	18,019	10,369

Total income	514,453	9,282,074	3,184,810	568,420

Expenses
Investment advisory	33,764	970,475	304,492	35,980
Professional	24,329	35,723	29,099	23,080
Administration	9,647	—	—	10,280
Commissions for Preferred Shares	6,480	119,394	43,367	8,635
Transfer agent	5,818	11,766	9,669	5,922
Printing	2,089	28,177	12,854	2,332
Accounting services	1,487	26,145	11,000	1,569
Custodian	1,426	9,426	4,369	1,238
Registration	202	4,241	4,676	215
Officer and Trustees	—	6,353	3,958	—
Miscellaneous	11,503	26,473	21,971	14,430

Total expenses excluding interest expense and fees	96,745	1,238,173	445,455	103,681
Interest expense and fees[1]	5,197	362,336	67,232	8,552

Total expenses	101,942	1,600,509	512,687	112,233
Less fees waived by advisor	(1,873)	(190,667)	(9,578)	(3,035)

Total expenses after waiver	100,069	1,409,842	503,109	109,198

Net investment income	414,384	7,872,232	2,681,701	459,222

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(343,378)	(644,086)	(610,501)	(920,086)
Futures and forward interest rate swaps	—	—	—	(46,216)

	(343,378)	(644,086)	(610,501)	(966,302)

Net change in unrealized appreciation/depreciation on:
Investments	(1,030,584)	(28,561,954)	(7,763,272)	(1,346,714)
Futures and forward interest rate swaps	—	—	—	31,016

	(1,030,584)	(28,561,954)	(7,763,272)	(1,315,698)

Total realized and unrealized loss	(1,373,962)	(29,206,040)	(8,373,773)	(2,282,000)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(107,911)	(1,578,211)	(676,438)	(111,935)
Net realized gain	—	—	—	—

	(107,911)	(1,578,211)	(676,438)	(111,935)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(1,067,489)	$(22,912,019)	$(6,368,510)	$(1,934,713)

1Related to tender option bond trusts

See Notes to Financial Statements

40	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Six Months Ended January 31, 2009 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)	BlackRock New York Municipal Income Trust (BNY)

Investment Income
Interest	$3,864,884	$525,469	$4,464,012	$729,382	$7,922,098
Income - affiliated	51,282	6,242	63,149	4,097	26,991

Total income	3,916,166	531,711	4,527,161	733,479	7,949,089

Expenses
Investment advisory	428,073	32,354	473,156	45,366	796,604
Professional	32,745	21,229	30,971	21,165	37,726
Administration	—	9,244	—	12,962
Commissions for Preferred Shares	47,568	7,008	75,269	9,815	99,052
Transfer agent	10,116	6,277	9,235	6,278	12,506
Printing	15,738	1,959	16,351	4,194	27,694
Accounting services	12,681	1,572	13,067	1,538	26,817
Custodian	5,126	1,496	5,392	1,760	8,757
Registration	4,860	211	4,379	274	4,909
Officer and Trustees	3,033	—	2,805	680	5,013
Miscellaneous	22,087	17,164	22,188	15,713	30,632

Total expenses excluding interest expense and fees	582,027	98,514	652,813	119,745	1,049,710
Interest expense and fees[1]	61,605	3,602	27,940	—	146,002

Total expenses	643,632	102,116	680,753	119,765	1,195,712
Less fees waived by advisor	(92,043)	(1,823)	(101,230)	(1,221)	(141,675)

Total expenses after waiver	551,589	100,293	579,523	118,524	1,054,037

Net investment income	3,364,577	431,418	3,947,638	614,955	6,895,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,389,727)	16,580	(611,711)	(86,479)	(1,472,167)
Futures and forward interest rate swaps	—	—	—	2,987	26,881

	(2,389,727)	16,580	(611,711)	(83,492)	(1,445,286)

Net change in unrealized appreciation/depreciation on:
Investments	(12,116,374)	(1,827,720)	(17,422,652)	(1,731,352)	(25,877,968)
Futures and forward interest rate swaps	—	—	—	—	—

	(12,116,374)	(1,827,720)	(17,422,652)	(1,731,352)	—

Total realized and unrealized loss	(14,506,101)	(1,811,140)	(18,034,363)	(1,814,844)	(25,877,968)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(774,060)	(110,194)	(949,995)	(152,647)	(27,323,254)
Net realized gain	—	—	—	(2,815)	—

	(774,060)	(110,194)	(949,995)	(155,462)	(1,511,890)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(11,915,584)	$(1,489,916)	$(15,036,720)	$(1,355,351)	$(21,940,092)

SEMI-ANNUAL REPORT	JANUARY 31, 2009	41

Statements of Changes in Net Assets

	BlackRock California Investment Quality Municipal Trust Inc. (RAA)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007
Operations
Net investment income	$414,384	$602,581	$842,673
Net realized gain (loss)	(343,378)	(109,585)	(7,880)
Net change in unrealized appreciation/depreciation	(1,030,584)	(846,985)	(582,095)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(107,911)	(177,511)	(240,350)
Net realized gain	—	—	(16,752)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,067,489)	(531,500)	(4,404)

Dividends and Distributions to Common Shareholders From
Net investment income	(280,999)	(432,060)	(602,846)
Net realized gain	—	—	(51,877)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(280,999)	(432,060)	(654,723)

Capital Share Transactions
Reinvestment of common dividends	—	943	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(1,348,488)	(962,617)	(659,127)
Beginning of period	12,993,540	13,956,157	14,615,284

End of period	$11,645,052	$12,993,540	$13,956,157

End of period undistributed (distributions in excess of) net investment income	$14,645	$(10,829)	$(3,826)

	BlackRock Investment Quality Municipal Income Trust (RFA)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007
Operations
Net investment income	$459,222	$693,948	$940,777
Net realized gain (loss)	(966,302)	(396,129)	(137,267)
Net change in unrealized appreciation/depreciation	(1,315,698)	(882,071)	(659,452)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(111,935)	(223,179)	(292,680)
Net realized gain	—	—	(42,977)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,934,713)	(807,431)	(191,599)

Dividends and Distributions to Common Shareholders From
Net investment income	(300,934)	(455,346)	(674,882)
Net realized gain	—	—	(53,470)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(300,934)	(455,346)	(728,352)

Capital Share Transactions
Reinvestment of common dividends	—	—	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(2,235,647)	(1,262,777)	(919,951)
Beginning of period	13,871,103	15,133,880	16,053,831

End of period	$11,635,456	$13,871,103	$15,133,880

End of period undistributed net investment income	$63,691	$17,338	$1,915

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2009

	BlackRock California Municipal Income Trust (BFZ)			BlackRock Florida Municipal 2020 Term Trust (BFO)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007	Six Months Ended January 31, 2009 (Unaudited)	Period January 1, 2008 to July 31, 2008	Year Ended December 31, 2007
Operations
Net investment income	$7,872,232	$12,399,272	$16,381,853	$2,681,701	$3,205,031	$5,510,035
Net realized gain (loss)	(644,086)	1,644,668	506,163	(610,501)	43,162	1,545,672
Net change in unrealized appreciation/depreciation	(28,561,954)	(15,257,013)	(10,163,939)	(7,763,272)	(3,498,822)	(4,021,372)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,578,211)	(3,277,663)	(4,587,525)	(676,438)	(912,876)	(1,722,437)
Net realized gain	—	—	—	—	—	(104,875)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(22,912,019)	(4,490,736)	2,136,552	(6,368,510)	(1,163,505)	1,207,023

Dividends and Distributions to Common Shareholders From
Net investment income	(6,197,583)	(10,463,776)	(13,751,528)	(1,702,011)	(1,985,680)	(3,404,022)
Net realized gain	—	—	—	—	—	(206,833)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(6,197,583)	(10,463,776)	(13,751,528)	(1,702,011)	(1,985,680)	(3,610,855)

Capital Share Transactions
Reinvestment of common dividends	113,246	686,118	981,552	—	—	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(28,996,356)	(14,268,394)	(10,633,424)	(8,070,521)	(3,149,185)	(2,403,832)
Beginning of period	211,670,893	225,939,287	236,572,711	78,747,143	81,896,328	84,300,160

End of period	$182,674,537	$211,670,893	$225,939,287	$70,676,622	$78,747,143	$81,896,328

End of period undistributed (distributions in excess of) net investment income	$2,796,810	$2,700,372	$4,037,754	$1,017,717	$714,465	$414,384

	BlackRock Municipal Income Investment Trust (BBF)			BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007
Operations
Net investment income	$3,364,577	$5,362,831	$7,189,178	$431,418	$671,005	$917,642
Net realized gain (loss)	(2,389,727)	(970,330)	(426,708)	16,580	(251,633)	(55,198)
Net change in unrealized appreciation/depreciation	(12,116,374)	(5,046,482)	(2,783,039)	(1,827,720)	(1,006,647)	(650,877)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(774,060)	(1,449,340)	(2,093,225)	(110,194)	(184,793)	(236,547)
Net realized gain	—	—	—	—	—	(17,621)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(11,915,584)	(2,103,321)	1,886,206	(1,489,916)	(772,068)	(42,601)

Dividends and Distributions to Common Shareholders From
Net investment income	(2,924,402)	(4,401,018)	(6,035,745)	(312,133)	(614,432)	(830,797)
Net realized gain	—	—	—	—	—	(38,111)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(2,924,402)	(4,401,018)	(6,035,745)	(312,133)	(614,432)	(868,908)

Capital Share Transactions
Reinvestment of common dividends	—	117,011	262,307	—	43,041	29,674

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(14,839,986)	(6,387,328)	(3,887,232)	(1,802,049)	(1,343,459)	(881,835)
Beginning of period	94,176,451	100,563,779	104,451,011	12,350,763	13,694,222	14,576,057

End of period	$79,336,465	$94,176,451	$100,563,779	$10,548,714	$12,350,763	$13,694,222

End of period undistributed net investment income	$409,280	$743,165	$1,230,692	$105,647	$96,556	$224,395

SEMI-ANNUAL REPORT	JANUARY 31, 2009	43

Statements of Changes in Net Assets

	BlackRock New Jersey Municipal Income Trust (BNJ)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 through July 31, 2008	Year Ended October 31, 2007

Operations

Net investment income	$3,947,638	$6,675,884	$8,571,202
Net realized gain (loss)	(611,711)	(66,308)	(615,269)
Net change in unrealized appreciation/depreciation	(17,422,652)	(9,362,431)	(5,097,663)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(949,995)	(1,636,690)	(2,223,503)
Net realized gain	—	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(15,036,720)	(4,389,545)	634,767

Dividends and Distributions to Common Shareholders From

Net investment income	(3,512,360)	(5,666,616)	(7,148,582)
Net realized gain	—	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,512,360)	(5,666,616)	(7,148,582)

Capital Share Transactions

Reinvestment of common dividends	238,175	499,535	679,024

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shareholders	(18,310,905)	(9,556,626)	(5,834,791)
Beginning of period	106,595,581	116,152,207	121,986,998

End of period	$88,284,676	$106,595,581	$116,152,207

End of period undistributed net investment income	$1,501,750	$2,016,467	$2,639,891

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2009

	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)			BlackRock New York Municipal Income Trust (BNY)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 through July 31, 2008	Year Ended October 31, 2007	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 through July 31, 2008	Year Ended October 31, 2007

Operations

Net investment income	$614,955	$882,236	$1,241,769	$6,895,052	$10,889,657	$14,157,520
Net realized gain (loss)	(83,492)	(55,630)	174,369	(1,445,286)	(1,592,525)	(532,770)
Net change in unrealized appreciation/depreciation	(1,731,352)	(1,113,273)	(959,807)	(25,877,968)	(13,359,690)	(8,294,012)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(152,647)	(201,030)	(332,059)	(1,511,890)	(2,666,298)	(3,596,912)
Net realized gain	(2,815)	(48,505)	(8,495)	—	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,355,351)	(536,202)	115,777	(21,940,092)	(6,728,856)	1,733,826

Dividends and Distributions to Common Shareholders From

Net investment income	(458,036)	(771,183)	(1,114,664)	(5,738,443)	(8,970,500)	(11,399,449)
Net realized gain	(6,697)	(133,308)	(17,872)	—	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(464,733)	(904,491)	(1,132,536)	(5,738,443)	(8,970,500)	(11,399,449)

Capital Share Transactions

Reinvestment of common dividends	—	40,519	26,224	313,339	664,800	910,003

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shareholders	(1,820,084)	(1,400,174)	(990,535)	(27,365,196)	(15,034,556)	(8,755,620)
Beginning of period	17,448,241	18,848,415	19,838,950	175,927,003	190,961,559	199,717,179

End of period	$15,628,157	$17,448,241	$18,848,415	$148,561,807	$175,927,003	$190,961,559

End of period undistributed net investment income	$60,402	$56,130	$146,107	$3,350,142	$3,705,423	$4,448,108

SEMI-ANNUAL REPORT	JANUARY 31, 2009	45

Financial Highlights	BlackRock California Investment Quality Municipal Trust Inc. (RAA)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.90	$13.86	$14.51	$14.20	$14.43	$14.56	$14.81

Net investment income	0.41 [1]	0.60 [1]	0.84	0.87	0.78	0.92	1.05
Net realized and unrealized gain (loss)	(1.36)	(0.95)	(0.58)	0.50	(0.03)	(0.09)	(0.41)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.18)	(0.24)	(0.21)	(0.13)	(0.06)	(0.06)
Net realized gain	—	—	(0.02)	—	—	—	—

Net increase (decrease) from investment operations	(1.06)	(0.53)	—	1.16	0.62	0.77	0.58

Dividends and distributions to Common Shareholders from:
Net investment income	(0.28)	(0.43)	(0.60)	(0.85)	(0.85)	(0.85)	(0.83)
Net realized gain	—	—	(0.05)	—	—	(0.05)	—

Total dividends and distributions to Common Shareholders	(0.28)	(0.43)	(0.65)	(0.85)	(0.85)	(0.90)	(0.83)

Net asset value, end of period	$11.56	$12.90	$13.86	$14.51	$14.20	$14.43	$14.56

Market price, end of period	$9.70	$11.96	$12.57	$15.80	$15.75	$14.30	$14.03

Total Investment Return[2]
Based on net asset value	(7.80)%[3]	(3.68)%[3]	0.01%	7.87%	4.32%	5.77%	4.43%

Based on market price	(16.55)%[3]	(1.53)%[3]	(16.71)%	5.90%	16.76%	8.78%	11.38%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.59%[6]	1.56%[6,7]	1.39%	1.41%	1.35%	1.35%	1.40%

Total expenses after waiver and fees paid indirectly[5]	1.68%[6]	1.59%[6,7]	1.39%	1.41%	1.35%	1.35%	1.40%

Total expenses after waiver and before fees paid indirectly[5]	1.68%[6]	1.59%[6,7]	1.46%	1.50%	1.39%	1.40%	1.40%

Total expenses[5]	1.71%[6]	1.62%[6,7]	1.47%	1.50%	1.39%	1.40%	1.40%

Net investment income[5]	6.96%[6]	6.00%[6,7]	5.90%	6.11%	5.38%	6.37%	7.17%

Dividends paid to Preferred Shareholders	1.81%[6]	1.74%[6]	1.68%	1.50%	0.88%	0.42%	0.44%

Net investment income to Common Shareholders	5.15%[6]	4.26%[6,7]	4.22%	4.61%	4.50%	5.95%	6.73%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$11,645	$12,994	$13,956	$14,615	$14,299	$14,529	$14,665

Preferred Shares outstanding at liquidation preference, end of period (000)	$6,825	$6,825	$7,500	$7,500	$7,500	$7,500	$7,500

Portfolio turnover	21%	14%	38%	49%	20%	15%	6%

Asset coverage per Preferred Share, end of period	$67,658	$72,598	$71,534	$73,731	$72,671	$73,433	$73,886

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.
[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses after waiver and fees paid indirectly and excluding interest expense and fees, total expenses after waiver and fees paid indirectly, total expense after waiver and before fees paid indirectly, total expenses, net investment income and net investment income to Common Shareholders would have been 1.67%, 1.70%, 1.70%, 1.73%, 5.90% and 4.16%, respectively.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights	BlackRock California Municipal Income Trust (BFZ)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.98	$14.97	$15.74	$15.18	$14.77	$13.97	$14.16

Net investment income	0.52 [1]	0.82 [1]	1.08	1.11	1.12	1.15	1.12
Net realized and unrealized gain (loss)	(1.93)	(0.90)	(0.64)	0.62	0.36	0.65	(0.34)
Dividends to Preferred Shareholders from net investment income	(0.10)	(0.22)	(0.30)	(0.26)	(0.16)	(0.09)	(0.08)

Net increase (decrease) from investment operations	(1.51)	(0.30)	0.14	1.47	1.32	1.71	0.70

Dividends to Common Shareholders from net investment income	(0.41)	(0.69)	(0.91)	(0.91)	(0.91)	(0.91)	(0.89)

Net asset value, end of period	$12.06	$13.98	$14.97	$15.74	$15.18	$14.77	$13.97

Market price, end of period	$10.81	$13.99	$15.82	$17.12	$14.92	$13.65	$13.21

Total Investment Return[2]
Based on net asset value	(10.61)%[3]	(2.09)%[3]	0.77%	9.93%	9.47%	13.14%	5.49%

Based on market price	(19.93)%[3]	(7.29)%[3]	(2.09)%	21.65%	16.42%	10.58%	7.92%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.10%[6]	0.91%[6]	0.91%	0.87%	0.85%	0.87%	0.89%

Total expenses after waiver and fees paid indirectly[5]	1.48%[6]	0.98%[6]	0.91%	0.87%	0.85%	0.87%	0.89%

Total expenses after waiver and before fees paid indirectly[5]	1.48%[6]	0.98%[6]	0.91%	0.87%	0.86%	0.88%	0.89%

Total expenses[5]	1.68%[6]	1.25%[6]	1.21%	1.25%	1.25%	1.28%	1.30%

Net investment income[5]	8.26%[6]	7.39%[6]	7.09%	7.26%	7.35%	7.96%	8.01%

Dividends paid to Preferred Shareholders	1.66%[6]	1.95%[6]	1.98%	1.71%	1.04%	0.59%	0.57%

Net investment income to Common Shareholders	6.60%[6]	5.44%[6]	5.11%	5.55%	6.31%	7.37%	7.44%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$182,675	$211,671	$225,939	$236,573	$227,472	$221,371	$209,397

Preferred Shares outstanding at liquidation preference, end of period (000)	$100,900	$100,900	$131,950	$131,950	$131,950	$131,950	$131,950

Portfolio turnover	28%	26%	26%	17%	28%	15%	34%

Asset coverage per Preferred Share, end of period	$70,263	$77,457	$67,816	$69,836	$68,107	$66,945	$64,675

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	47

Financial Highlights	BlackRock Florida Municipal 2020 Term Trust (BFO)

							Period September 30, 2003[1] to December 31, 2003
	Six Months Ended January 31, 2009 (Unaudited)	Period January 1, 2008 to July 31, 2008	Year Ended December 31,

			2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$14.16	$14.72	$15.16	$14.90	$14.63	$14.50	$14.33 [2]

Net investment income	0.48 [3]	0.58 [3]	0.99	0.98	0.98	0.99	0.12
Net realized and unrealized gain (loss)	(1.50)	(0.62)	(0.45)	0.23	0.31	0.14	0.26
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.12)	(0.16)	(0.31)	(0.29)	(0.20)	(0.10)	(0.01)
Net realized gain	—	—	(0.02)	—	(0.01)	—	—

Net increase (decrease) from investment operations	(1.14)	(0.20)	0.21	0.92	1.08	1.03	0.37

Dividends and distributions to Common Shareholders from:
Net investment income	(0.31)	(0.36)	(0.61)	(0.66)	(0.75)	(0.90)	(0.15)
Net realized gain	—	—	(0.04)	—	(0.06)	—	—

Total dividends and distributions to Common Shareholders	(0.31)	(0.36)	(0.65)	(0.66)	(0.81)	(0.90)	(0.15)

Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	—	(0.03)
Preferred Shares	—	—	—	—	—	—	(0.02)

Total capital charges	—	—	—	—	—	—	(0.05)

Net asset value, end of period	$12.71	$14.16	$14.72	$15.16	$14.90	$14.63	$14.50

Market price, end of period	$11.51	$12.50	$12.93	$13.85	$13.35	$15.08	$15.39

Total Investment Return[4]

Based on net asset value	(7.71)%[5]	(1.12)%[5]	1.86%	6.73%	7.71%	7.19%	2.21%[5]

Based on market price	(5.33)%[5]	(0.63)%[5]	(2.06)%	8.83%	(6.76)%	4.10%	3.60%[5]

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[6,7]	1.20%[8]	1.17%[8]	1.16%	1.18%	1.24%	1.21%	1.02%[8]

Total expenses after waiver and fees paid indirectly[7]	1.38%[8]	1.22%[8]	1.16%	1.18%	1.24%	1.21%	1.02%[8]

Total expenses after waiver and before fees paid indirectly[7]	1.38%[8]	1.22%[8]	1.16%	1.20%	1.26%	1.21%	1.02%[8]

Total expenses[7]	1.41%[8]	1.22%[8]	1.16%	1.20%	1.26%	1.25%	1.05%[8]

Net investment income[7]	7.37%[8]	6.74%[8]	6.63%	6.54%	6.57%	6.93%	3.45%[8]

Dividends paid to Preferred Shareholders	1.86%[8]	1.92%[8]	2.07%	1.96%	1.32%	0.68%	0.30%[8]

Net investment income to Common Shareholders	5.51%[8]	4.82%[8]	4.56%	4.58%	5.25%	6.25%	3.15%[8]

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$70,677	$78,747	$81,896	$84,300	$82,875	$81,391	$80,655

Preferred Shares outstanding at liquidation preference, end of period (000)	$42,900	$42,900	$48,900	$48,900	$48,900	$48,900	$48,900

Portfolio turnover	2%	6%	17%	—	—	9%	—

Asset coverage per Preferred Share, end of period	$66,190	$70,900	$66,872	$68,114	$67,379	$66,617	$66,237

[1]	Commencement of operations.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Based on average shares outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7]	Do not reflect the effect of dividends to Preferred Shareholders.
[8]	Annualized.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights	BlackRock Investment Quality Municipal Income Trust (RFA)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$12.31	$13.43	$14.24	$14.39	$15.02	$15.39	$15.65

Net investment income	0.41 [1]	0.62 [1]	0.83	0.82	0.84	0.98	1.04
Net realized and unrealized gain (loss)	(2.03)	(1.14)	(0.69)	0.40	(0.35)	(0.18)	(0.39)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.10)	(0.20)	(0.26)	(0.21)	(0.15)	(0.07)	(0.08)
Net realized gain	—	—	(0.04)	(0.05)	(0.01)	(0.02)	—

Net increase (decrease) from investment operations	(1.72)	(0.72)	(0.16)	0.96	0.33	0.71	0.57

Dividends and distributions to Common Shareholders from:
Net investment income	(0.27)	(0.40)	(0.60)	(0.85)	(0.85)	(0.85)	(0.83)
Net realized gain	—	—	(0.05)	(0.26)	(0.11)	(0.23)	—

Total dividends and distributions to Common Shareholders	(0.27)	(0.40)	(0.65)	(1.11)	(0.96)	(1.08)	(0.83)

Net asset value, end of period	$10.32	$12.31	$13.43	$14.24	$14.39	$15.02	$15.39

Market price, end of period	$8.83	$10.93	$11.86	$16.00	$14.85	$14.30	$14.47

Total Investment Return[2]

Based on net asset value	(13.55)%[3]	(5.03)%[3]	(1.02)%	6.46%	2.19%	5.00%	3.98%

Based on market price	(16.70)%[3]	(4.51)%[3]	(22.21)%	15.91%	10.76%	6.32%	5.52%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.63%[6]	1.53%[6,7]	1.39%	1.37%	1.29%	1.27%	1.29%

Total expenses after waiver and fees paid indirectly[5]	1.77%[6]	1.58%[6,7]	1.39%	1.37%	1.29%	1.27%	1.29%

Total expenses after waiver and before fees paid indirectly[5]	1.77%[6]	1.58%[6,7]	1.43%	1.43%	1.32%	1.31%	1.29%

Total expenses[5]	1.82%[6]	1.60%[6,7]	1.44%	1.43%	1.32%	1.31%	1.29%

Net investment income[5]	7.43%[6]	6.42%[6,7]	6.03%	5.80%	5.69%	6.48%	6.69%

Dividends paid to Preferred Shareholders	1.81%[6]	2.03%[6]	1.88%	1.49%	1.05%	0.46%	0.51%

Net investment income to Common Shareholders	5.62%[6]	4.39%[6,7]	4.15%	4.31%	4.64%	6.02%	6.18%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$11,635	$13,871	$15,134	$16,054	$16,214	$16,929	$17,347

Preferred Shares outstanding at liquidation preference, end of period (000)	$7,125	$7,125	$8,500	$8,500	$8,500	$8,500	$8,500

Portfolio turnover	39%	29%	40%	57%	15%	13%	17%

Asset coverage per Preferred Share, end of period	$65,831	$73,687	$69,526	$72,229	$72,696	$74,795	$76,021

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.
[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses after waiver and fees paid indirectly and excluding interest expense and fees, total expenses after waiver and fees paid indirectly, total expenses after waiver and before fees paid indirectly, total expenses, net investment income and net investment income to Common Shareholders would have been 1.63%, 1.68%, 1.68%, 1.71%, 6.31% and 4.28%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	49

Financial Highlights	BlackRock Municipal Income Investment Trust (BBF)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.08	$15.05	$15.68	$15.48	$15.27	$14.68	$14.57

Net investment income	0.50 [1]	0.80 [1]	1.07	1.11	1.11	1.12	1.11
Net realized and unrealized gain (loss)	(2.16)	(0.89)	(0.49)	0.26	0.17	0.45	(0.03)
Dividends to Preferred Shareholders from net investment income	(0.12)	(0.22)	(0.31)	(0.27)	(0.17)	(0.08)	(0.08)

Net increase (decrease) from investment operations	(1.78)	(0.31)	0.27	1.10	1.11	1.49	1.00

Dividends to Common Shareholders from net investment income	(0.44)	(0.66)	(0.90)	(0.90)	(0.90)	(0.90)	(0.89)

Net asset value, end of period	$11.86	$14.08	$15.05	$15.68	$15.48	$15.27	$14.68

Market price, end of period	$11.65	$13.68	$15.10	$16.30	$15.25	$14.40	$13.36

Total Investment Return[2]

Based on net asset value	(12.43)%[3]	(2.04)%[3]	1.78%	7.34%	7.63%	11.02%	7.39%

Based on market price	(11.47)%[3]	(5.14)%[3]	(1.76)%	13.26%	12.44%	15.04%	4.30%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.15%[6]	1.02%[6]	0.96%	0.92%	0.90%	0.93%	0.94%

Total expenses after waiver and fees paid indirectly[5]	1.30%[6]	1.06%[6]	0.96%	0.92%	0.90%	0.93%	0.94%

Total expenses after waiver and before fees paid indirectly[5]	1.30%[6]	1.06%[6]	0.97%	0.93%	0.91%	0.93%	0.95%

Total expenses[5]	1.51%[6]	1.31%[6]	1.28%	1.30%	1.30%	1.32%	1.35%

Net investment income[5]	7.91%[6]	7.26%[6]	7.02%	7.12%	7.16%	7.49%	7.50%

Dividends paid to Preferred Shareholders	1.82%[6]	1.96%[6]	2.04%	1.75%	1.11%	0.55%	0.53%

Net investment income to Common Shareholders	6.09%[6]	5.30%[6]	4.98%	5.37%	6.05%	6.94%	6.97%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$79,336	$94,176	$100,564	$104,451	$102,944	$101,512	$97,589

Preferred Shares outstanding at liquidation preference, end of period (000)	$49,550	$49,550	$57,550	$57,550	$57,550	$57,550	$57,550

Portfolio turnover	24%	13%	25%	20%	10%	10%	19%

Asset coverage per Preferred Share, end of period	$65,031	$72,521	$68,688	$70,391	$69,729	$69,101	$67,394

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$12.20	$13.57	$14.47	$14.48	$14.79	$14.90	$14.64

Net investment income	0.43 [1]	0.66 [1]	0.91	0.85	0.87	0.97	1.00
Net realized and unrealized gain (loss)	(1.79)	(1.26)	(0.70)	0.34	(0.21)	(0.20)	0.12
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.16)	(0.23)	(0.20)	(0.15)	(0.07)	(0.06)
Net realized gain	—	—	(0.02)	(0.03)	—	—	—

Net increase (decrease) from investment operations	(1.47)	(0.76)	(0.04)	0.96	0.51	0.70	1.06

Dividends and distributions to Common Shareholders from:
Net investment income	(0.31)	(0.61)	(0.82)	(0.84)	(0.82)	(0.81)	(0.80)
Net realized gain	—	—	(0.04)	(0.13)	—	—	—

Total dividends and distributions to Common Shareholders	(0.31)	(0.61)	(0.86)	(0.97)	(0.82)	(0.81)	(0.80)

Net asset value, end of period	$10.42	$12.20	$13.57	$14.47	$14.48	$14.79	$14.90

Market price, end of period	$9.50	$11.96	$14.96	$15.95	$14.70	$15.00	$14.80

Total Investment Return[2]

Based on net asset value	(11.84)%[3]	(6.10)%[3]	(1.03)%	6.14%	3.43%	5.00%	7.48%

Based on market price	(18.01)%[3]	(16.50)%[3]	(1.02)%	15.25%	3.53%	7.14%	17.59%

Ratios Based on Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.74%[6]	1.84%[6,7]	1.40%	1.41%	1.34%	1.34%	1.39%

Total expenses after waiver and fees paid indirectly[5]	1.81%[6]	1.86%[6,7]	1.40%	1.41%	1.34%	1.34%	1.39%

Total expenses after waiver and before fees paid indirectly[5]	1.81%[6]	1.86%[6,7]	1.47%	1.51%	1.37%	1.37%	1.39%

Total expenses[5]	1.84%[6]	1.88%[6,7]	1.48%	1.51%	1.37%	1.37%	1.39%

Net investment income[5]	7.79%[6]	6.97%[6,7]	6.49%	5.91%	5.89%	6.50%	6.72%

Dividends paid to Preferred Shareholders	1.99%[6]	1.89%[6]	1.67%	1.41%	1.00%	0.47%	0.41%

Net investment income to Common Shareholders	5.80%[6]	5.08%[6,7]	4.82%	4.50%	4.89%	6.03%	6.31%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$10,549	$12,351	$13,694	$14,576	$14,581	$14,900	$15,007

Preferred Shares outstanding at liquidation preference, end of period (000)	$7,075	$7,075	$7,500	$7,500	$7,500	$7,500	$7,500

Portfolio turnover	14%	18%	31%	27%	19%	12%	4%

Asset coverage per Preferred Share, end of period	$62,277	$68,647	$70,649	$73,603	$73,612	$74,670	$75,026

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.
[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses after waiver and fees paid indirectly and excluding interest expense and fees, total expenses after waiver and fees paid indirectly, total expenses after waiver and before fees paid indirectly, total expenses, net investment income and net investment income to Common Shareholders would have been 1.96%, 1.98%, 1.98%, 2.00%, 6.85% and 4.96%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	51

Financial Highlights	BlackRock New Jersey Municipal Income Trust (BNJ)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$14.15	$15.49	$16.35	$15.87	$15.38	$14.59	$14.29

Net investment income	0.52 [1]	0.89 [1]	1.14	1.17	1.17	1.16	1.15
Net realized and unrealized gain (loss)	(2.38)	(1.24)	(0.74)	0.52	0.42	0.61	0.11
Dividends to Preferred Shareholders from net investment income	(0.13)	(0.24)	(0.30)	(0.26)	(0.18)	(0.08)	(0.08)

Net increase (decrease) from investment operations	(1.99)	(0.59)	0.10	1.43	1.41	1.69	1.18

Dividends to Common Shareholders from net investment income	(0.47)	(0.75)	(0.96)	(0.95)	(0.92)	(0.90)	(0.88)

Net asset value, end of period	$11.69	$14.15	$15.49	$16.35	$15.87	$15.38	$14.59

Market price, end of period	$13.22	$15.09	$16.90	$18.40	$15.91	$14.45	$14.04

Total Investment Return[2]
Based on net asset value	(14.15)%[3]	(4.12)%[3]	0.17%	9.18%	9.60%	12.29%	8.68%

Based on market price	(8.96)%[3]	(6.28)%[3]	(2.89)%	22.56%	16.95%	9.63%	9.59%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.17%[6]	1.02%[6]	0.93%	0.89%	0.89%	0.91%	0.93%

Total expenses after waiver and fees paid indirectly[5]	1.22%[6]	1.03%[6]	0.93%	0.89%	0.89%	0.91%	0.93%

Total expenses after waiver and before fees paid indirectly[5]	1.22%[6]	1.03%[6]	0.94%	0.91%	0.90%	0.91%	0.94%

Total expenses[5]	1.44%[6]	1.28%[6]	1.24%	1.27%	1.28%	1.30%	1.34%

Net investment income[5]	8.34%[6]	7.92%[6]	7.18%	7.31%	7.37%	7.74%	7.85%

Dividends paid to Preferred Shareholders	2.01%[6]	1.94%[6]	1.86%	1.63%	1.12%	0.56%	0.57%

Net investment income to Common Shareholders	6.33%[6]	5.98%[6]	5.32%	5.68%	6.25%	7.18%	7.28%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$88,285	$106,596	$116,152	$121,987	$117,739	$114,019	$108,172

Preferred Shares outstanding at liquidation preference, end of period (000)	$60,475	$60,475	$63,800	$63,800	$63,800	$63,800	$63,800

Portfolio turnover	10%	12%	23%	2%	6%	16%	13%

Asset coverage per Preferred Share, end of period	$61,498	$69,083	$70,528	$72,812	$71,142	$69,682	$67,387

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.30	$14.40	$15.18	$15.03	$15.35	$15.34	$15.47

Net investment income	0.47 [1]	0.67 [1]	0.95	0.97	0.96	0.96	1.03
Net realized and unrealized gain (loss)	(1.38)	(0.89)	(0.61)	0.37	(0.26)	—	(0.21)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.12)	(0.15)	(0.25)	(0.21)	(0.14)	(0.07)	(0.07)
Net realized gain	(0.00)[2]	(0.04)	(0.01)	(0.02)	—	—	—

Net increase (decrease) from investment operations	(1.03)	(0.41)	0.08	1.11	0.56	0.89	0.75

Dividends and distributions to Common Shareholders from:
Net investment income	(0.35)	(0.60)	(0.85)	(0.88)	(0.88)	(0.88)	(0.88)
Net realized gain	(0.01)	(0.09)	(0.01)	(0.08)	—	—	—

Total dividends and distributions to Common Shareholders	(0.36)	(0.69)	(0.86)	(0.96)	(0.88)	(0.88)	(0.88)

Net asset value, end of period	$11.91	$13.30	$14.40	$15.18	$15.03	$15.35	$15.34

Market price, end of period	$10.93	$12.83	$15.39	$16.65	$14.75	$14.50	$14.18

Total Investment Return[3]
Based on net asset value	(7.39)%[4]	(2.98)%[4]	0.10%	7.32%	3.97%	6.48%	5.42%

Based on market price	(11.90)%[4]	(12.43)%[4]	(2.46)%	19.95%	8.01%	8.81%	4.69%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly[5]	1.48%[6]	1.47%[6,7]	1.24%	1.25%	1.20%	1.21%	1.24%

Total expenses after waiver and before fees paid indirectly[5]	1.48%[6]	1.47%[6,7]	1.29%	1.33%	1.24%	1.24%	1.24%

Total expenses[5]	1.50%[6]	1.48%[6,7]	1.29%	1.33%	1.24%	1.24%	1.24%

Net investment income[5]	7.69%[6]	6.53%[6,7]	6.42%	6.48%	6.30%	6.29%	6.68%

Dividends paid to Preferred Shareholders	1.91%[6]	1.47%[6]	1.72%	1.42%	0.91%	0.46%	0.44%

Net investment income to Common Shareholders	5.78%[6]	5.06%[6,7]	4.70%	5.06%	5.39%	5.83%	6.24%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$15,628	$17,448	$18,848	$19,839	$19,643	$20,066	$20,053

Preferred Shares outstanding at liquidation preference, end of period (000)	$9,800	$9,800	$9,800	$9,800	$9,800	$9,800	$9,800

Portfolio turnover	12%	8%	37%	24%	10%	23%	36%

Asset coverage per Preferred Share, end of period	$64,871	$69,521	$73,090	$75,614	$75,111	$76,195	$76,159

[1]	Based on average shares outstanding.
2.	Amount is less than $(0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.
[7]

Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses after waiver and fees paid indirectly, total expenses after waiver and before fees paid indirectly, total expenses, net investment income and net investment income to Common Shareholders would have been 1.55%, 1.55%, 1.56%, 6.46% and 4.99%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	53

Financial Highlights	BlackRock New York Municipal Income Trust (BNY)

	Six Months Ended	Period
	January 31, 2009	November 1, 2007	Year Ended October 31,
	(Unaudited)	to July 31, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.88	$15.11	$15.88	$15.44	$15.28	$14.76	$14.47

Net investment income	0.54 [1]	0.86 [1]	1.11	1.13	1.14	1.14	1.14
Net realized and unrealized gain (loss)	(2.16)	(1.17)	(0.70)	0.47	0.09	0.36	0.13
Dividends to Preferred Shareholders from net investment income	(0.12)	(0.21)	(0.28)	(0.26)	(0.17)	(0.08)	(0.09)

Net increase (decrease) from investment operations	(1.74)	(0.52)	0.13	1.34	1.06	1.42	1.18

Dividends to Common Shareholders from net investment income	(0.45)	(0.71)	(0.90)	(0.90)	(0.90)	(0.90)	(0.89)

Net asset value, end of period	$11.69	$13.88	$15.11	$15.88	$15.44	$15.28	$14.76

Market price, end of period	$11.50	$15.26	$15.55	$17.35	$15.19	$13.99	$13.45

Total Investment Return[2]
Based on net asset value	(12.49)%[3]	(3.71)%[3]	0.64%	8.91%	7.38%	10.46%	8.84%

Based on market price	(21.70)%[3]	2.87%[3]	(5.20)%	20.95%	15.38%	10.99%	6.95%

Ratios Based on Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.16%[6]	0.97%[6]	0.92%	0.87%	0.86%	0.87%	0.88%

Total expenses after waiver and fees paid indirectly[5]	1.35%[6]	1.00%[6]	0.92%	0.87%	0.86%	0.87%	0.88%

Total expenses after waiver and before fees paid indirectly[5]	1.35%[6]	1.00%[6]	0.92%	0.88%	0.87%	0.87%	0.89%

Total expenses[5]	1.53%[6]	1.25%[6]	1.22%	1.25%	1.26%	1.27%	1.29%

Net investment income[5]	8.81%[6]	7.79%[6]	7.23%	7.30%	7.35%	7.62%	7.73%

Dividends paid to Preferred Shareholders	1.93%[6]	1.91%[6]	1.84%	1.69%	1.08%	0.56%	0.62%

Net investment income to Common Shareholders	6.88%[6]	5.88%[6]	5.39%	5.61%	6.27%	7.06%	7.11%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$148,562	$175,927	$190,962	$199,717	$193,457	$191,274	$184,874

Preferred Shares outstanding at liquidation preference, end of period (000)	$95,850	$95,850	$109,750	$109,750	$109,750	$109,750	$109,750

Portfolio turnover	8%	5%	23%	27%	24%	13%	14%

Asset coverage per Preferred Share, end of period	$63,751	$70,892	$68,509	$70,502	$69,073	$68,575	$67,115

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Interest expense and fees relate to tender option bond trusts. See Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.
[6]	Annualized.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) are organized as Maryland corporations. BlackRock Investment Quality Municipal Income Trust (formerly BlackRock Florida Investment Quality Municipal Trust) (“Investment Quality”) was organized as a Massachusetts business trust. California Investment Quality, Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. BlackRock California Municipal Income Trust (“California Income”), BlackRock Municipal Income Investment Trust (formerly BlackRock Florida Municipal Income Trust) (“Municipal Income Investment”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”), BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) and Black Florida Municipal 2020 Term Trust (“Florida 2020”) are organized as Delaware statutory trusts. The Investment Quality Trusts, Income Trusts and Florida 2020 are referred to herein collectively as the “Trusts”. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trusts determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’slength transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial futures contracts—Each Trust may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trust agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward interest rate swaps—The Trusts may enter into forward interest rate swaps for investment purposes. The Trusts may enter into swap agreements, in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. In a forward interest rate swap, a Trust and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. The Trusts generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each interest rate swap. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such trans-

SEMI-ANNUAL REPORT	JANUARY 31, 2009	55

Notes to Financial Statements (continued)

actions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the Trusts, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which the Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Trusts include the right of the Trusts (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trusts. The TOB may also be terminated without the consent of the Trusts upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bonds, a substantial downgrade in credit quality of the municipal bonds, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bonds or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal bonds. The Trusts’ transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Trust’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown on the Statements of Assets and Liabilities as trust certificates.

Interest income from the underlying security is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

California Investment Quality	$477,013	$329,709	1.850%
California Income	$44,507,619	$29,284,996	1.852% - 2.945%
Florida 2020	$8,791,547	$4,755,626	2.143% - 2.440%
Investment Quality Municipal Income	$1,388,967	$755,150	0.540% - 2.295%
Municipal Income Investment	$11,012,116	$5,700,000	0.540% - 2.001%
New York Income	$18,799,683	$10,372,494	1.906% - 1.972%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Trusts’ investment in TOBs may adversely affect the Trusts’ investment income and distributions to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregates assets in connection with certain investments (e.g., swaps or financial futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Trusts may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and swaps).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 5.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statue of limitations on Investment Quality Trusts’ and Income Trusts’ US federal tax returns remain open for the year ended July 31, 2008 and each of the three years ended October 31, 2007. The statutes of limitations on Florida 2020’s US federal tax returns remain open for the year ended July 31, 2008 and each of the three years ended December 31, 2008. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities • an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trusts’ Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if, the Independent Trustees had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of the other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income-affiliated on the Statements of Operations.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. As of January 31, 2009, The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Trusts under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Advisor a monthly fee at an annual rate of 0.35% for the Investment Quality Trusts, 0.60% for the Income Trusts and 0.50% for Florida 2020 of each Trust’s average daily net assets. Average daily net assets is the average daily value of each Trust’s total assets minus the sum of its accrued liabilities.

The Advisor has voluntarily agreed to waive a portion of the investment advisory fee on the Income Trusts as a percentage of average daily net assets as follows: 0.10% through July 31, 2009 and 0.05% through July 31, 2010. For the six months ended January 31, 2009, the Advisor waived the following amounts, which are included in fees waived by advisor on Statements of Operations:

Fees Waived by Advisor

California Income	$161,746
Municipal Income Investment	$71,346
New Jersey Income	$78,859
New York Income	$132,767

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds, which are included in fees waived by advisor on the Statements of Operations. For the six months ended January 31, 2009, the amounts waived were as follows:

Fees Waived by Advisor

California Investment Quality	$1,873
California Income	$28,921
Florida 2020	$9,578
Investment Quality	$3,035
Municipal Income Investment	$20,697
New Jersey Investment Quality	$1,823
New Jersey Income	$22,371
New York Investment Quality	$1,221
New York Income	$8.908

Each Investment Quality Trust has an Administration Agreement with the Advisor. The administration fee to the Advisor is computed daily and payable monthly based on an annual rate of 0.10% of each respective Trust’s average daily net assets for California Investment Quality, Investment Quality, New Jersey Investment Quality and New York Investment Quality.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to each Trust, under which the Advisor pays BFM for services it

SEMI-ANNUAL REPORT	JANUARY 31, 2009	57

Notes to Financial Statements (continued)

provides, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

For the six months ended January 31, 2009, certain Trusts reimbursed the Advisor for certain accounting services in the following amounts, which are included in accounting services in the Statement of Operations:

Reimbursement

California Income	$2,465
Florida 2020	$1,100
Municipal Income Investment	$1,272
New Jersey Income	$1,391
New York Income	$2,507

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2009 were as follows:

	Purchases	Sales

California Investment Quality	$3,788,228	$4,943,062
California Income	$81,129,579	$82,225,506
Florida 2020	$2,031,659	$8,345,394
Investment Quality	$7,518,706	$9,385,451
Municipal Income Investment	$31,866,120	$32,124,975
New Jersey Investment Quality	$2,475,411	$2,724,594
New Jersey Income	$15,115,288	$30,820,316
New York Investment Quality	$3,001,537	$3,144,558
New York Income	$20,472,964	$27,878,093

4. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see each Trust’s Schedule of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligations.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in each Trust’s Statement of Assets and Liabilities.

5. Capital Share Transactions:

Each Investment Quality Trust is authorized to issue 200,000,000 shares, including Preferred Shares, par value $0.01 per share, all of which were initially classified as Common Shares. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts and Florida 2020. Each Trust’s Board is authorized, however, to reclassify any unissued shares of shares without approval of Common Shareholders. At January 31, 2009 the Common Shares owned by affiliates of the Advisor for Florida 2020 was 8,028 shares.

Common Shares

During the six months ended January 31, 2009, the period November 1, 2007 to July 31, 2008 and the year ended October 31, 2007 the shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended January 31, 2009	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007

California Investment Quality	—	73	—
California Income	8,447	46,329	61,958
Municipal Income Investment	—	8,026	16,959
New Jersey Investment Quality	—	3,040	1,972
New Jersey Income	18,660	31,657	39,482
New York Investment Quality	—	2,856	1,724
New York Income	24,174	44,125	56,191

Shares issued and outstanding for Florida 2020 and Investment Quality for the six months ended January 31, 2009, the period November 1, 2007 to July 31, 2008 for Investment Quality, the period November 1, 2007 to July 31, 2008 for Florida 2020 and during the year ended December 31, 2007 (October 31, 2007 for Investment Quality) remained constant.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated but unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Statement of Preferences/Articles of Supplementary, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the

58	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding and effective yields as of January 31, 2009:

	Series	Shares	Yield

California Investment Quality	W7	273	0.746%

California Income	T7	2,018	0.731%

	R7	2,018	0.716%
Florida 2020	F7	1,716	0.716%

Investment Quality	R7	285	0.716%

Municipal Income Investment	T7	1,982	0.731%

New Jersey Investment Quality	T7	283	0.732%

New Jersey Income	R7	2,419	0.716%

New York Investment Quality	F7	392	0.716%

New York Income	W7	1,917	0.746%

	F7	1,917	0.716%

Each Trust’s series of Preferred Shares has a reset frequency of seven days. Dividends on seven-day Preferred Shares are cumulative at a rate that is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Trust for the six months ended January 31, 2009 were as follows:

	Series	Low	High	Average

California Investment Quality	W7	0.640%	12.565%	3.254%

California Income	T7	0.594%	11.347%	3.130%

	R7	0.594%	12.261%	3.165%
Florida 2020	F7	0.594%	11.728%	3.109%

Investment Quality	R7	0.594%	12.261%	3.049%

Municipal Income Investment	T7	0.594%	11.347%	3.044%

New Jersey Investment Quality	T7	0.594%	11.347%	3.034%

New Jersey Income	R7	0.594%	12.261%	3.066%

New York Investment Quality	F7	0.594%	11.728%	3.891%

New York Income	W7	0.640%	12.565%	3.610%

	F7	0.594%	11.728%	3.643%

For the six months ended January 31, 2009, the Preferred Shares of each Trust failed to clear any of their auctions. As a result, the Preferred Share dividend rates were reset to the maximum applicable rate that ranged from 0.594% to 12.565%. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of the Preferred Shares. A failed auction occurs when there are more sellers of a trust’s auction rate Preferred Shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

A Trust may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

Prior to December 31, 2008, the Trusts paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. In December 2008, commissions paid to broker-dealers on preferred shares that experienced a failed auction were reduced to 0.15% on the aggregate principal amount. The Trusts will pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned commissions for the period August 1, 2008 through December 31, 2008 as follows:

Commissions

California Income	$48,261
Municipal Income Investment	$36,726
New Jersey Income	$18,367
New York Income	$61,654

Subsequent to that date, neither MLPF&S nor Merrill Lynch are considered affiliates of the Trusts.

Shares issued and outstanding during the six months ended January 31, 2009 remained constant.

On June 4, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption dates:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

California Investment Quality	W7	6/26/08	27	$675,000

California Income	R7	6/27/08	621	$15,525,000
	T7	6/25/08	621	$15,525,000

Florida 2020	F7	6/30/08	240	$6,000,000

Investment Quality	R7	6/27/08	55	$1,375,000

Municipal Income Investment	T7	6/25/08	320	$8,000,000

New Jersey Investment Quality	T7	6/25/08	17	$425,000

New Jersey Income	R7	6/27/08	133	$3,325,000

New York Income	F7	6/30/08	278	$6,950,000

	W7	6/26/08	278	$6,950,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

Shares issued and outstanding during six months ended January 31, 2009 and the year ended October 31, 2007 (December 31, 2007 for Florida 2020) remained constant.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	59

Notes to Financial Statements (concluded)

6. Capital Loss Carryforward:

As of July 31, 2008, the Trusts had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	California Investment Quality	California Income	Florida 2020	Investment Quality	Municipal Income Investment	New Jersey Investment Quality	New Jersey Income	New York Investment Quality	New York Income

2012	—	$3,247,213	—	—	$796,318	—	$588,553	—	$197,144
2014	—	1,320,764	—	—	—	—	—	—	—
2015	$5,173	—	—	$137,267	426,674	$52,624	592,744	—	—
2016	103,738	—	$28,100	389,530	866,417	244,748	15,502	$55,630	459,430

Total	$108,911	$4,567,977	$28,100	$526,797	$2,089,409	$297,372	$1,196,799	$55,630	$656,574

7. Subsequent Events:

The Trusts paid a net investment income dividend in the following amounts per share on March 2, 2009 to Common Shareholders of record on February 13, 2009:

Common Dividend Per Share

California Investment Quality	$0.046500
California Income	$0.068200
Florida 2020	$0.051000
Investment Quality	$0.044500
Municipal Income Investment.	$0.072875
New Jersey Investment Quality	$0.051400
New Jersey Income	$0.077600
New York Investment Quality.	$0.058200
New York Income	$0.075339

The dividends declared on Preferred Shares for the period February 1, 2009 to February 28, 2009 for the Trusts were as follows:

	Series	Dividends Declared

California Investment Quality	W7	$4,017

California Income	T7	$28,523
	R7	$29,620

Florida 2020	F7	$24,422

Investment Quality	R7	$461

Municipal Income Investment	T7	$28,014

New Jersey Investment Quality	T7	$3,784

New Jersey Income	R7	$35,506

New York Investment Quality	F7	$5,583

New York Income	W7	$28,204

	F7	$27,282

60	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the
Audit Committee and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee
Frank J. Fabozzi, Trustee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trusts
Howard B. Surloff, Secretary

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director/Trustee of the Trusts. The Board wishes Mr. Salomon well in his retirement.

Custodian
State Street Bank and Trust
Company
Boston, MA 02101

Trusts Address
BlackRock Closed-End
Funds
c/o BlackRock Advisors. LLC
100 Bellevue Parkway
Wilmington, DE 19809

Transfer Agents
Common Shares:
Computershare Trust
Companies, N.A.
Canton, MA 02021

Preferred Shares:
For the Income Trusts
BNY Mellon Shareowner
Services
Jersey City, N.J. 07310

For the Investment Quality
Trusts
Deutsche Bank Trust
Company Americas
New York, NY 10005

Accounting Agent
State Street Bank and Trust
Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

SEMI-ANNUAL REPORT	JANUARY 31, 2009	61

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director/trustee nominees of each Fund/Trust:

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III				Kent Dixon		R. Glenn Hubbard

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock California Investment Quality Municipal Trust Inc.	893,677		41,311		893,677	41,311	893,677	41,311
BlackRock California Municipal Income Trust	13,112,831		258,429		13,108,203	263,057	13,100,200	271,060
BlackRock Florida Municipal 2020 Term Trust	4,631,661		695,549		4,627,661	699,549	4,631,661	695,549
BlackRock Investment Quality Municipal Income Trust	866,146		172,255		866,146	172,255	866,146	172,255
BlackRock Municipal Income Investment Trust	6,105,336		184,946		6,107,836	182,446	6,119,460	170,822
BlackRock New Jersey Investment Quality Municipal Trust Inc.	876,890		58,994		878,556	57,328	878,556	57,328
BlackRock New Jersey Municipal Income Trust	6,697,147		505,132		6,698,663	503,616	6,698,663	503,616
BlackRock New York Investment Quality Municipal Trust Inc.	1,191,470		35,138		1,191,474	35,134	1,191,474	35,134
BlackRock New York Municipal Income Trust	11,513,344		233,875		11,512,046	235,173	11,515,076	232,143

	W. Carl Kester				Robert S. Salomon, Jr.

	Votes For		Votes Withheld		Votes For	Votes Withheld

BlackRock California Investment Quality Municipal Trust Inc.	203	[1]		[1]	893,677	41,311
BlackRock California Municipal Income Trust	2,772	[1]	116	[1]	13,112,331	258,929
BlackRock Florida Municipal 2020 Term Trust	1,684	[1]	3	[1]	4,627,661	699,549
BlackRock Investment Quality Municipal Income Trust	162	[1]	0	[1]	866,146	172,255
BlackRock Municipal Income Investment Trust	1,928	[1]	4	[1]	6,116,360	173,922
BlackRock New Jersey Investment Quality Municipal Trust Inc.	136	[1]	107	[1]	878,556	57,328
BlackRock New Jersey Municipal Income Trust	2,310	[1]	70	[1]	6,698,663	503,616
BlackRock New York Investment Quality Municipal Trust Inc.	342	[1]	12	[1]	1,191,470	35,138
BlackRock New York Municipal Income Trust	3,621	[1]	145	[1]	11,512,146	235,073

[1]	Voted on by holders of Preferred Shares only.

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

62	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Additional Information (continued)

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and source for tax reporting purposes will depend upon the Trusts’ investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year-to-Date Cumulative Distributions by Character				Percentage of Fiscal Year-to-Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

BlackRock California Investment Quality Municipal Trust Inc.	$0.279	—	—	$0.279	100%	0%	0%	100%
BlackRock New York Investment Quality Municipal Trust Inc.	$0.349	$0.005	—	$0.354	99%	1%	0%	100%

Board Approvals

On September 12, 2008, the Board of Trustees of BlackRock Florida Investment Quality Municipal Trust and BlackRock Florida Municipal Income Trust voted unanimously to change a non-fundamental investment policy of the Trusts, and to rename the Trusts “BlackRock Investment Quality Municipal Income Trust” and “BlackRock Municipal Income Investment Trust”, respectively. The Trusts’ previous non-fundamental investment policy required BlackRock Florida Investment Quality Municipal Trust to invest at least 80% of its assets, and BlackRock Florida Municipal Income Trust to invest at least 80% of its total assets, in Florida municipal bonds rated investment grade at the time of investment. Due to the repeal of the Florida Intangible Personal Property Tax as of January 2007, the Board has approved an amended policy allowing the Trusts flexibility to invest in municipal obligations regardless of geographic location. The Trusts’ new investment policy, under normal market conditions, is to invest at least 80% of their assets or total assets, as the case may be, in municipal bonds rated investment grade at the time of investment. The approved changes will not alter the Trusts’ investment objectives.

Under current market conditions, the Advisor anticipates that it will gradually reposition the Trusts’ portfolios over time and that during such period the Trusts may continue to hold a substantial portion of its assets in Florida municipal bonds. At this time, it is uncertain how long the repositioning may take, and the Trusts will continue to be subject to risks associated with investing a substantial portion of its assets in Florida municipal bonds until the repositioning is complete.

The Advisor and the Board believe the amended policy will allow the Advisor to better manage the Trusts’ portfolios in the best interests of the Trusts’ shareholders and to better meet the Trusts’ investment objectives.

Effective September 12, 2008, following approval by the Trusts’ Board, the Board ratified the amendment of the terms of the Trusts’ Preferred Shares in order to allow the Trusts to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Trusts’ Preferred Shares. Accordingly, the definition of Inverse Floaters was amended to incorporate the Trusts’ permissible ratio of floating rate instruments into inverse floating rate instruments. Additionally, conforming changes and certain formula modifications concerning inverse floaters were made to the definitions of Moody’s Discount Factor and S&P Discount Factor, as applicable, to integrate the Trusts’ investments in TOBs into applicable calculations.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	63

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively,”Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	SEMI-ANNUAL REPORT	JANUARY 31, 2009

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-SAR-BK9-0109

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi- annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Investment Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: March 25, 2009